UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07140

Van Kampen Series Funds, Inc.
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	6/30

Date of reporting period:	9/30/05

Item 1.  Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Van Kampen American Value Fund

Portfolio of Investments September 30, 2005 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 92.4%
Advertising 2.0%
Valassis Communications, Inc. (a)	233,220	$9,090,916

Aerospace & Defense 2.1%
Goodrich Corp.	216,620	9,604,931

Airlines 3.6%
Southwest Airlines Co.	1,117,070	16,588,490

Alternative Carriers 1.7%
New Skies Satellites Holdings, Ltd. (Bermuda)	191,830	4,038,022
PanAmSat Holding Corp.	153,030	3,703,326
		7,741,348

Asset Management & Custody Banks 2.4%
Northern Trust Corp.	221,620	11,202,891

Biotechnology 5.8%
Applera Corp.	695,540	16,164,350
Chiron Corp. (a)	249,430	10,880,137
		27,044,487

Building Products 1.2%
York International Corp.	99,010	5,551,491

Chemicals 0.5%
Albemarle Corp.	64,200	2,420,340

Construction & Engineering 2.2%
Fluor Corp.	156,030	10,045,211

Data Processing & Outsourcing Services 1.7%
BISYS Group, Inc. (a)	580,140	7,791,280

Electrical Components & Equipment 0.9%
Hubbell, Inc., Class B	88,310	4,144,388

General Merchandise Stores 1.7%
Dollar General Corp.	430,310	7,891,885

Health Care Supplies 1.9%
Bausch & Lomb, Inc.	111,450	8,991,786

Household Appliances 2.0%
Snap-On, Inc.	264,370	9,549,044

Housewares & Specialties 1.9%
Newell Rubbermaid, Inc.	382,080	8,654,112

Human Resources & Employment Services 2.6%
Manpower, Inc.	273,170	12,126,016

Integrated Oil & Gas 2.0%
Amerada Hess Corp.	66,800	9,185,000

Integrated Telecommunication Services 2.3%
CenturyTel, Inc.	310,480	10,860,590

Investment Banking & Brokerage 4.8%
A.G. Edwards, Inc.	193,440	8,474,606
Charles Schwab Corp.	200,810	2,897,688
Lazard, Ltd., Class A (Bermuda) (a)	442,670	11,199,551
		22,571,845

Life & Health Insurance 2.6%
Conseco, Inc. (a)	574,340	12,124,317

Movies & Entertainment 2.4%
Warner Music Group Corp. (a)	615,970	11,401,605

Multi-Utilities 1.9%
Wisconsin Energy Corp.	223,440	8,919,725

Oil & Gas Equipment & Services 2.3%
Cooper Cameron Corp. (a)	146,890	10,859,578

Oil & Gas Refining & Marketing 1.4%
Valero Energy Corp.	58,990	6,669,409

Packaged Foods & Meats 2.8%
Tyson Foods, Inc., Class A	721,790	13,028,310

Paper Packaging 1.9%
Sealed Air Corp. (a)	190,930	9,061,538

Pharmaceuticals 5.5%
Mylan Laboratories, Inc.	464,960	8,955,130
Watson Pharmaceuticals, Inc. (a)	455,320	16,669,265
		25,624,395

Property & Casualty 2.4%
ACE, Ltd. (Cayman Islands)	239,950	11,294,447

Publishing 3.3%
Scholastic Corp. (a)	414,230	15,309,941

Real Estate Investment Trusts 2.3%
KKR Financial Corp.	477,910	10,628,718

Restaurants 2.1%
Outback Steakhouse, Inc.	265,150	9,704,490

Specialty Chemicals 2.5%
International Flavors & Fragrances, Inc.	330,260	11,770,466

Specialty Stores 2.3%
Office Depot, Inc. (a)	361,950	10,749,915

Technology Distributors 1.8%
Tech Data Corp. (a)	231,180	8,486,618

Thrifts & Mortgage Finance 6.9%
Hudson City Bancorp, Inc.	684,420	8,144,598
PMI Group, Inc.	333,060	13,279,102
Sovereign Bancorp, Inc.	498,150	10,979,226
		32,402,926

Tobacco 2.0%
UST, Inc.	225,350	9,433,151

Traders 2.7%
Constellation Energy Group, Inc.	202,440	12,470,304

Total Common Stocks		430,995,904

Investment Company 1.1%
streetTRACKS Gold Trust (a)		4,985,225

Total Long-Term Investments 93.5%
(Cost $381,639,659)		435,981,129

Repurchase Agreement 6.6%
State Street Bank & Trust Co. ($30,762,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 3.65%, dated 09/30/05, to be sold on 10/03/05 at $30,771,357)		30,762,000
(Cost $30,762,000)

Total Investments 100.1%
(Cost $412,401,659)		466,743,129

Liabilities in Excess of Other Assets (0.1%)	(261,103)

Net Assets 100.0%	$466,482,026

Percentages are calculated as a percentage of net assets.

(a)          Non-income producing security as it currently does not declare dividends.

Van Kampen Emerging Markets Fund

Portfolio of Investments September 30, 2005 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 90.8%
Austria 0.4%
Raiffeisen International Bank-Holding AG (a)	18,861	$1,259,212

Bermuda 0.9%
Asia Aluminum Holdings Ltd.	6,053,000	632,037
GOME Electrical Appliances Holdings Ltd.	1,588,000	962,133
Grande Holdings Ltd.	422,000	334,560
Moulin International Holdings (a)(c)(d)	468,000	0
TPV Technology Ltd.	1,589,000	1,098,744
Victory City International Holdings	867,000	234,706
		3,262,180

Brazil 10.1%
Banco Itau SA - ADR	32,290	3,831,531
Brasil Telecom SA	491,164	4,317
Companhia Energetica de Minas Gerais - ADR	34,428	1,311,018
Companhia Vale do Rio Doce - ADR	219,756	8,550,706
CPFL Energia SA	90,285	959,850
CPFL Energia SA - ADR	8,340	265,629
Empresa Brasileira de Aeronautica SA - ADR	82,370	3,179,482
Gerdau SA - ADR	38,093	568,728
Lojas Arapua SA, 144A - Private Placement - GDR (a) (b) (c) (d)	24,635	0
Petroleo Brasileiro SA - ADR	92,840	6,637,132
Petroleo Brasileiro SA, Class A - ADR	112,900	7,197,375
Telesp Celular Participacoes SA - ADR	10,073	39,385
Uniao de Bancos Brasileiros SA - GDR	56,980	2,997,148
		35,542,301

Cayman Islands 1.0%
China Techfaith Wireless Communication Technology Ltd. - ADR (a)	23,300	220,185
Foxconn International Holdings (a)	350,000	378,995
Global Bio-chem Technology Group Co., Ltd.	2,882,000	1,309,603
Hopewell Highway Infrastructure Ltd.	1,024,000	726,021
Kingboard Chemicals Holdings	393,000	980,303
		3,615,107

Chile 0.7%
Enersis SA - ADR	206,110	2,357,898

China 2.0%
Air China Ltd. (a)	748,000	231,419
China Life Insurance Co., Ltd., Class H (a)	1,635,000	1,264,607
Hainan Meilan International Airport, Class H	517,000	273,251
Huadian Power International Corp., Ltd., Class H	2,275,000	637,863
Lianhua Supermarket Holdings Ltd., Class H	435,000	504,683
PetroChina Co., Ltd., Class H	2,970,000	2,488,608
Ping An Insurance Co. of China, Ltd. (a)	675,000	1,174,692
Wumart Stores, Inc., Class H	220,000	473,615
		7,048,738

Columbia 0.4%
BanColombia SA - ADR	58,560	1,285,392
Valorem SA (a)	1	0
		1,285,392

Egypt 0.4%
Eastern Tobacco Co.	39,662	1,514,868

Hong Kong 1.2%
China Mobile Hong Kong Ltd.	511,000	2,506,468
China Resources Power Holdings Co., Ltd.	1,583,000	1,005,018
Fountain SET Holdings	985,000	479,336
Shougang Concord Century	2,688,000	169,790
		4,160,612

Hungary 0.3%
Gedeon Richter Rt.	5,599	1,008,026

India 6.8%
ABB Ltd.	31,000	1,205,865
Aventis Pharma Ltd.	23,000	758,417
Bharat Heavy Electricals Ltd.	122,038	3,398,628
Cipla Ltd.	95,500	825,726
Container Corp. of India Ltd.	35,000	1,058,998
GlaxoSmithKline Pharmaceuticals Ltd.	34,000	685,453
Glenmark Pharmaceuticals Ltd.	90,000	651,120
Gujarat Ambuja Cements Ltd. (a)	105,000	183,341
Gujarat Ambuja Cements Ltd. - GDR	420,000	709,800
HDFC Bank Ltd.	82,500	1,290,476
Hero Honda Motors Ltd.	79,180	1,336,630
Hindalco Industries Ltd.	195,000	652,366
Hindustan Lever Ltd.	232,490	958,152
Housing Development Finance Corp., Ltd.	52,000	1,229,935
India-Info.com, Private Co., Ltd. (a) (c) (d)	47,630	0
Infosys Technologies Ltd.	45,472	2,603,868
ITC Ltd.	210,000	653,339
ITC Ltd. - GDR	133,500	411,180
Mahanagar Telephone Nigam Ltd.	200,000	580,139

Mahindra & Mahindra Ltd.	124,000	1,067,069
Oil & Natural Gas Corp., Ltd.	7,650	184,641
Punjab National Bank Ltd. (c) (d)	71,500	770,762
Reliance Industries Ltd.	20,000	361,051
Siemens India Ltd.	14,000	835,732
UTI Bank Ltd.	51,000	308,054
UTI Bank Ltd., 144A - Private Placement - GDR (b)	67,000	398,650
Wipro Ltd.	91,000	769,737
		23,889,129

Indonesia 0.3%
Gudang Garam Tbk	192,500	203,714
PT Bank Central Asia Tbk	2,083,000	697,704
PT Bumi Resources Tbk	3,822,000	333,961
		1,235,379

Israel 0.7%
Check Point Software Technologies Ltd. (a)	102,015	2,481,005
Elbit Systems Ltd.	1	22
		2,481,027

Malaysia 1.5%
Bandar Raya Developments Bhd	561,000	178,615
Commerce Asset Holdings Bhd	418,000	621,067
Magnum Corp., Bhd	901,000	494,845
MK Land Holdings Bhd	977,000	232,002
Resorts World Bhd	175,000	510,746
Road Builder (M) Holdings Bhd	355,800	185,971
SP Setia Bhd	568,999	585,756
Tenaga Nasional Bhd	521,900	1,495,495
YTL Corp., Bhd	673,066	982,187
		5,286,684

Mexico 10.2%
America Movil SA de CV, Class L - ADR	377,427	9,933,879
Empresas ICA Sociedad Controladora SA de CV (a)	1,026,300	392,125
Empresas ICA Sociedad Controladora SA de CV - ADR (a)	58,600	132,436
Fomento Economico Mexicano SA de CV, Class B - ADR	49,370	3,451,950
Grupo Financiero Banorte SA de CV, Class O	135,610	1,211,754
Grupo Televisa SA - ADR (a)	123,260	8,838,975
Kimberly-Clark de Mexico SA de CV, Class A	324,170	1,223,510
Wal-Mart de Mexico SA de CV - ADR	28,592	1,454,040
Wal-Mart de Mexico SA de CV, Class V	1,846,515	9,398,224
		36,036,893

Morocco 0.8%
Attijariwafa Bank	1,799	212,657
Banque Marocaine du Commerce Exterieur	14,100	1,088,959

Maroc Telecom (a)	16,300	172,266
ONA SA	13,100	1,403,178
		2,877,060

Netherlands 1.4%
Efes Breweries International - GDR (a)	42,818	1,525,605
Pyaterochka Holding NV - GDR (a)	77,505	1,574,902
Pyaterochka Holding NV, 144A - Private Placement - GDR (a) (b)	84,981	1,726,814
		4,827,321

Pakistan 0.3%
National Bank of Pakistan	169,800	413,692
Pakistan Telecommunication Co., Ltd.	611,100	629,525
		1,043,217

Poland 3.6%
Agora SA (a)	82,243	1,714,420
Bank Pekao SA	43,571	2,404,249
Polski Koncern Naftowy Orlen SA	53,827	1,102,265
Powszechna Kasa Oszczednosci Bank Polski SA	253,172	2,444,757
Telekomunikacja Polska SA	98,120	764,013
Telekomunikacja Polska SA - GDR	317,900	2,486,487
TVN SA (a)	96,654	1,688,901
		12,605,092

Republic of Korea 10.2%
Cheil Industries, Inc.	62,670	1,345,288
Daelim Industrial Co., Ltd.	5,080	358,302
Doosan Heavy Industries & Construction Co., Ltd.	78,550	1,482,928
Doosan Infracore Co., Ltd.	41,700	471,548
Handsome Co., Ltd.	23,050	236,354
Hankook Tire Co., Ltd.	135,830	1,796,314
Hanmi Pharm Co., Ltd.	4,980	466,264
Hyundai Heavy Industries Co., Ltd.	13,400	996,493
Hyundai Mobis	25,170	2,067,148
Hyundai Motor Co.	24,980	1,951,001
Kia Motors Corp.	63,600	1,188,500
Korean Air Lines Co., Ltd.	24,140	439,540
KT&G Corp.	50,300	2,178,783
LG Engineering & Construction Corp.	58,740	2,341,719
ORION Corp.	12,229	2,168,055
Pusan Bank	66,450	722,767
Samsung Electronics Co., Ltd.	12,268	6,912,874
Samsung Fire & Marine Insurance Co., Ltd.	6,940	718,275
Samsung Heavy Industries Co., Ltd.	34,240	498,752
Samsung SDI Co., Ltd.	15,900	1,653,234
Shinhan Financial Group Co., Ltd.	78,330	2,724,848
SK Corp.	25,730	1,491,773
S-Oil Corp.	9,090	744,796

STX Shipbuilding Co., Ltd.	32,340	728,309
STX Shipbuilding Co., Ltd. - Rights (a)	8,088	65,032
		35,748,897

Russia 8.7%
Gazprom - ADR	21,100	1,413,700
LUKOIL - ADR	266,644	15,398,691
Mobile Telesystems - ADR	58,720	2,388,730
Mobile Telesystems, 144A - Private Placement - GDR (b)	34,800	1,444,200
NovaTek OAO, 144A - Private Placement - GDR (b)	43,906	1,031,791
Savings Bank of the Russian Federation - GDR	51,500	4,944,000
Surgutneftegaz - ADR	40,959	2,201,546
Wimm-Bill-Dann Foods OJSC - ADR (a)	90,100	1,729,920
		30,552,578

South Africa 11.9%
African Bank Investments Ltd.	828,000	2,765,422
Aveng Ltd.	732,100	1,927,336
Barloworld Ltd.	106,700	1,950,199
Edgars Consolidated Stores Ltd.	483,010	2,410,305
Harmony Gold Mining Co., Ltd.	148,747	1,671,577
Harmony Gold Mining Co., Ltd. - ADR	70,087	766,752
Impala Platinum Holdings Ltd.	15,155	1,722,132
JD Group Ltd.	77,400	943,398
Lewis Group Ltd.	22,400	151,387
Massmart Holdings Ltd.	313,351	2,659,482
MTN Group Ltd.	637,110	5,276,122
Murray & Roberts Holdings Ltd.	467,900	1,445,066
Naspers Ltd.	243,200	3,974,910
Pretoria Portland Cement Co., Ltd.	34,400	1,573,344
Shoprite Holdings Ltd.	574,114	1,556,537
Standard Bank Group Ltd.	499,765	5,498,397
Steinhoff International Holdings Ltd.	891,600	2,760,632
Tiger Brands	128,210	2,817,094
		41,870,092

Taiwan-Republic of China 8.6%
Asia Optical Co., Inc.	174,202	1,112,860
AU Optronics Corp.	1,617,710	2,096,142
AU Optronics Corp. - ADR	40,500	524,779
Catcher Technology Co., Ltd.	41,213	298,676
Cathay Financial Holding Co., Ltd.	904,000	1,686,206
Cheng Shin Rubber Industry Co.	456,594	372,177
China Steel Corp.	1,722,500	1,536,394
Chinatrust Financial Holding Co.	1,323,777	1,140,860
Compal Electronics, Inc.	1,286,000	1,269,124
CTCI Corp.	653,886	305,411
Cyberlink Corp.	117,343	310,105
Delta Electronics, Inc.	850,673	1,453,441

Delta Electronics, Inc. - GDR	65,514	559,680
Eva Airways Corp.	245	97
Far EasTone Telecommunications Co., Ltd	578,000	654,888
Hon Hai Precision Industry Co., Ltd.	459,502	2,139,279
Infortrend Technology, Inc.	380,122	665,504
Kaulin Manufacturing Co., Ltd.	286,755	271,327
Largan Precision Co., Ltd.	98,839	884,579
MediaTek, Inc.	228,241	2,152,730
Phoenixtec Power Co., Ltd.	449,630	440,342
Polaris Securities Co., Ltd.	801,532	311,575
Radiant Opto-Electronics Corp.	227,671	568,054
Shin Kong Financial Holdings Co.	3,065,350	2,586,365
Springsoft Systems Co., Ltd.	362,341	609,261
Taishin Financial Holdings Co., Ltd.	1,088,269	637,834
Taiwan Cellular Corp.	744,000	708,454
Tsann Kuen Enterprise Co.	528,255	845,259
United Microelectronics Corp.	5,016,545	3,219,852
Vanguard International Semiconductor Corp.	1,157,418	802,176
Yang Ming Marine Transport	273,000	172,756
		30,336,187

Thailand 3.3%
Advanced Information Service Public Co., Ltd	522,700	1,375,359
Asian Property Development Public Co., Ltd.	3,054,000	269,350
Bangkok Bank Public Co., Ltd.	510,100	1,416,772
Banpu Public Co., Ltd.	59,200	232,213
C.P. 7-Eleven Public Co., Ltd.	4,111,000	620,982
Ch. Karnchang Public Co., Ltd.	1,027,100	325,309
Italian-Thai Development Public Co., Ltd.	3,869,800	923,962
Kasikornbank Public Co., Ltd.	670,600	1,094,657
Lalin Property Public Co., Ltd.	950,000	115,727
Land & House Public Co., Ltd.	2,064,600	455,223
MBK Public Co., Ltd.	163,500	189,213
PTT Public Co., Ltd.	277,300	1,648,464
Siam City Bank Public Co., Ltd.	813,100	529,917
Siam Commercial Bank Public Co., Ltd.	329,800	413,807
Siam Makro Public Co., Ltd.	81,000	124,327
Sino Thai Engineering & Construction Public Co., Ltd.	783,100	240,396
Sino Thai Engineering & Construction Public Co., Ltd. - Rights (a)	130,516	17,330
Thai Oil Public Co., Ltd.	288,600	527,348
Total Access Communication Public Co., Ltd. (a)	275,000	885,500
True Corp. (a)	1,210,400	231,493
		11,637,349

Turkey 4.3%
Akcansa Cimento AS	310,102	1,669,691
BIM Birlesik Magazalar AS (a)	59,080	1,480,839
Dogan Yayin Holding (a)	563,394	1,464,448
Enka Insaat ve Sanayi AS	56,167	613,186

Haci Omer Sabanci Holding AS	117,000	603,899
Hurriyet Gazetecilik	587,671	1,745,773
Trakya CAM Sanayi	95,079	338,937
Turk Hava Yollari Anonim Ortakligi (a)	435,880	2,330,736
Turkiye Garanti Bankasi AS (a)	766,756	2,289,164
Yapi ve Kredi Bankasi AS (a)	623,180	2,591,762
		15,128,435

United Kingdom 0.4%
Highland Gold Mining Ltd.	323,100	1,259,442

United States 0.4%
Central European Distribution Corp. (a)	33,100	1,409,729

Total Common Stocks 90.8%		319,278,845

Preferred Stocks 3.9%
Brazil 2.9%
All America Latina Logistica	31,770	1,260,714
Banco Itau Holding Financiera SA - ADR	10,104	2,412,510
Banco Nacional SA (a) (c) (d)	19,271,000	0
Braxil Telecom Participacoes SA	2,000	17
Centrais Electricas Brasileiras, SA Class B	68,167,000	1,314,313
Companhia Energetica de Minas Gerais - ADR	2,056,555	78,382
Companhia Vale do Rio Doce - ADR (a)	2,729	106,299
Embratel Participacoes SA (a)	523,709,000	1,221,095
Empresa Brasileira de Aeronautica SA	2	20
Gerdau SA - ADR	87,250	1,309,415
Lojas Arapua SA (a) (c) (d)	31,632,300	0
Petroleo Brasileiro SA	79,724	1,274,397
Telesp Celular Participacoes SA	10,666	37,256
Telesp Celular Participacoes SA (a)	221,460	883,775
Uniao de Bancos Brasileiros SA	40,130	427,175
		10,325,368

Republic of Korea 1.0%
Hyundai Motor Co.	16,480	871,774
Samsung Electronics Co., Ltd.	5,604	2,438,156
		3,309,930

Total Preferred Stocks		13,635,298

Corporate Bond 0.3%
MCSI Holding Ltd. ($1,268,157 par, 5.00% coupon, 04/15/07 maturity) (c) (d)		1,166,704

Investment Company 0.4%
Morgan Stanley Growth Fund (e)	2,195,167	1,372,885

Total Long-Term Investments 95.4%
(Cost $216,555,374)	335,453,732

Repurchase Agreement 2.6%
State Street Bank & Trust Co. ($9,142,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 3.65%, dated 09/30/05, to be sold on 10/03/05 at $9,144,781)	9,142,000
(Cost $9,142,000)

Total Investments 98.0%
(Cost $225,697,374)	344,595,732

Foreign Currency 1.7%
(Cost $5,909,614)	5,929,047

Other Assets in Excess of Liabilities 0.3%	995,155

Net Assets 100.0%	$351,519,934

Percentages are calculated as a percentage of net assets.
(a)		Non-income producing security as this stock currently does not declare dividends.
(b)

144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended.  These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c)		Market value is determined in accordance with procedures established in good faith by the Board of Directors.
(d)		Security has been deemed illiquid.
(e)		The fund is advised by an affiliate which earns a management fee as adviser to the fund.
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Forward foreign currency contracts outstanding as of September 30, 2005:

Short Contracts:	In Exchange for	Current Value	Unrealized Appreciation/ Depreciation
South African Rand, 61,790,000 expiring 11/14/05	US$	$9,674,121	$(9,165)

Summary of Long-Term Investments by Industry Classification

		Percent
Industry	Value	of Net Assets

Diversified Banks	$42,413,765	12.1%
Integrated Oil & Gas	36,058,366	10.3
Wireless Telecommunication Services	26,134,015	7.4
Semiconductors	15,525,789	4.4
Hypermarkets & Super Centers	14,614,371	4.2
Broadcasting & Cable TV	14,502,786	4.1
Steel	12,071,543	3.4
Food Retail	9,777,167	2.8
Construction & Engineering	8,633,226	2.5
Electric Utilities	8,420,448	2.4
Electronic Equipment Manufacturers	7,835,633	2.2
Life & Health Insurance	6,711,870	1.9
Integrated Telecommunication Services	5,917,086	1.7
Regional Banks	5,666,767	1.6
Automobile Manufacturers	5,078,344	1.4
Tobacco	4,961,883	1.4
Publishing	4,924,641	1.4
Industrial Conglomerates	4,844,184	1.4
Heavy Electrical Equipment	4,604,494	1.3
Pharmaceuticals	4,395,006	1.2
Oil & Gas Refining & Marketing	4,227,233	1.2
Other Diversified Financial Services	4,138,307	1.2
Construction Materials	4,136,176	1.2
Packaged Foods & Meats	3,897,975	1.1
Gold	3,697,772	1.1
Soft Drinks	3,451,950	1.0
Oil & Gas Exploration & Production	3,417,978	1.0
IT Consulting & Other Services	3,373,605	1.0
Aerospace & Defense	3,179,523	0.9
Airlines	3,001,792	0.9
Home Furnishings	2,760,632	0.8
Systems Software	2,481,005	0.7
Apparel Retail	2,410,305	0.7
Railroads	2,319,712	0.7
Construction, Farm Machinery & Heavy Trucks	2,288,585	0.6
Household Products	2,181,662	0.6
Tires & Rubber	2,168,491	0.6
Electronic Manufacturing Services	2,139,280	0.6
Computer & Electronics Retail	2,128,837	0.6
Auto Parts & Equipment	2,067,148	0.6
Computer Storage & Peripherals	2,062,925	0.6
Diversified Commercial & Professional Services	2,007,077	0.6
Photographic Products	1,997,439	0.6
Precious Metals & Minerals	1,722,132	0.5

Apparel, Accessories & Luxury Goods	1,581,642	0.4
Brewers	1,525,605	0.4
Food Distributors	1,409,729	0.4
Motorcycle Manufacturers	1,336,630	0.4
Agricultural Products	1,309,603	0.4
Aluminum	1,284,403	0.4
Computer Hardware	1,269,124	0.4
Thrifts & Mortgage Finance	1,229,935	0.3
Real Estate Management & Development	1,185,586	0.3
Homefurnishing Retail	1,094,785	0.3
Independent Power Producers & Energy Traders	1,005,018	0.3
Multi-Utilities	982,187	0.3
Application Software	919,366	0.3
Household Appliances	845,259	0.2
Homebuilding	840,300	0.2
Industrial Machinery	742,874	0.2
Highways & Railtracks	726,021	0.2
Property & Casualty Insurance	718,275	0.2
Textile	714,042	0.2
Communications Equipment	599,180	0.2
Coal & Consumable Fuels	566,175	0.2
Hotels, Resorts & Cruise Lines	510,746	0.1
Casinos & Gaming	494,845	0.1
Electrical Components & Equipment	440,342	0.1
Building Products	338,937	0.1
Consumer Electronics	334,560	0.1
Investment Banking & Brokerage	311,575	0.1
Airport Services	273,251	0.1
Marine	172,756	0.0
Telecommunications	172,266	0.0
Trading Companies & Distributors	169,790	0.0
	$335,453,732	95.4%

Van Kampen Equity Growth Fund

Portfolio of Investments September 30, 2005 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 99.3%
Air Freight & Logistics 3.1%
C.H. Robinson Worldwide, Inc.	75,210	$4,822,465
Expeditors International of Washington, Inc.	81,200	4,610,536
		9,433,001

Biotechnology 2.6%
Genentech, Inc. (a)	95,600	8,050,476

Casinos & Gaming 3.2%
International Game Technology	245,800	6,636,600
Station Casinos, Inc.	49,100	3,258,276
		9,894,876

Communications Equipment 2.7%
Corning, Inc. (a)	139,700	2,700,401
QUALCOMM, Inc.	125,410	5,612,097
		8,312,498

Computer Hardware 3.1%
Dell, Inc. (a)	278,675	9,530,685

Data Processing & Outsourcing Services 2.6%
Iron Mountain, Inc. (a)	109,366	4,013,732
Paychex, Inc.	105,880	3,926,030
		7,939,762

Diversified Commercial Services 4.5%
Apollo Group, Inc., Class A (a)	118,300	7,853,937
Corporate Executive Board Co.	76,100	5,934,278
		13,788,215

Fertilizers & Agricultural Chemicals 2.8%
Monsanto Co.	137,800	8,646,950

General Merchandise Stores 2.6%
Sears Holdings Corp. (a)	64,000	7,962,880

Health Care Equipment 4.4%
Alcon, Inc. (Switzerland)	52,200	6,675,336
Guidant Corp.	44,400	3,058,716
St. Jude Medical, Inc. (a)	82,400	3,856,320
		13,590,372

Health Care Supplies 0.9%
Dade Behring Holdings, Inc.	77,100	2,826,486

Home Entertainment Software 2.7%
Electronic Arts, Inc. (a)	146,300	8,323,007

Home Improvement Retail 2.7%
Home Depot, Inc.	217,450	8,293,543

Homebuilding 1.8%
Pulte Homes, Inc.	128,000	5,493,760

Hotels 3.0%
Carnival Corp. (Panama)	181,800	9,086,364

Human Resources & Employment Services 1.4%
Monster Worldwide, Inc. (a)	142,800	4,385,388

Hypermarkets & Super Centers 3.3%
Costco Wholesale Corp.	235,600	10,152,004

Industrial Conglomerates 1.5%
Tyco International, Ltd. (Bermuda)	158,800	4,422,580

Insurance Brokers 1.6%
Marsh & McLennan Cos., Inc.	157,300	4,780,347

Integrated Telecommunication Services 1.3%
Sprint Nextel Corp.	169,567	4,032,303

Internet Retail 6.6%
Amazon.com, Inc. (a)	114,800	5,200,440
eBay, Inc. (a)	363,273	14,966,848
		20,167,288

Internet Software & Services 8.1%
Google, Inc., Class A (a)	46,360	14,671,086
Yahoo!, Inc. (a)	299,140	10,122,898
		24,793,984

Managed Health Care 3.1%
UnitedHealth Group, Inc.	171,300	9,627,060

Motorcycle Manufacturers 2.4%
Harley-Davidson, Inc.	148,500	7,193,340

Multi-Utilities & Unregulated Power 1.6%
Questar Corp.	55,700	4,908,284

Oil & Gas Exploration & Production 6.4%
Southwestern Energy Co. (a)	63,400	4,653,560
Ultra Petroleum Corp. (Canada) (a)	261,310	14,863,313
		19,516,873

Other Diversified Financial Services 2.3%
Chicago Mercantile Exchange Holdings, Inc.	20,890	7,046,197

Property & Casualty 2.8%
Berkshire Hathaway, Inc., Class B (a)	3,187	8,703,697

Publishing 2.0%
Getty Images, Inc. (a)	72,699	6,255,022

Semiconductors 1.7%
Marvell Technology Group, Ltd. (Bermuda) (a)	109,120	5,031,523

Specialized Finance 1.6%
Moody’s Corp.	93,902	4,796,514

Thrifts & Mortgage Finance 0.9%
Countrywide Financial Corp.	86,300	2,846,174

Tobacco 2.5%
Altria Group, Inc.	104,683	7,716,184

Wireless Telecommunication Services 5.5%
America Movil SA de CV, Series L - ADR (Mexico)	474,000	12,475,680
Crown Castle International Corp. (a)	173,516	4,273,699
		16,749,379

Total Long-Term Investments 99.3%
(Cost $246,803,033)		304,297,016

Repurchase Agreement 0.9%
State Street Bank & Trust Co. ($2,885,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 3.65%, dated 09/30/05, to be sold on 10/03/05 at $2,885,878)		2,885,000
(Cost $2,885,000)

Total Investments 100.2%
(Cost $249,688,033)		307,182,016

Liabilities in Excess of Other Assets (0.2%)		(747,703)

Net Assets 100.0%		$306,434,313

Percentages are calculated as a percentage of net assets.
(a)		Non-income producing security as this stock currently does not declare dividends.
ADR	-	American Depositary Receipt

Van Kampen Global Equity Allocation Fund

Portfolio of Investments September 30, 2005 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 92.5%
Australia 2.0%
Alumina, Ltd.	22,157	$103,240
Amcor, Ltd.	17,205	88,039
AMP, Ltd.	12,959	73,526
Ansell, Ltd.	1,626	13,987
Australia and New Zealand Banking Group, Ltd.	14,090	257,881
Australian Gas & Light Co., Ltd.	4,531	51,208
BHP Biliton, Ltd.	68,508	1,162,434
BlueScope Steel, Ltd.	13,998	102,052
Boral, Ltd.	11,398	70,145
Brambles Industries Plc	9,647	65,181
Coca-Cola Amatil, Ltd.	5,002	30,173
Coles Myer, Ltd.	10,467	81,897
Commonwealth Bank of Australia	11,642	341,011
CSL, Ltd.	840	24,598
CSR, Ltd.	18,491	43,714
Fairfax	9,776	33,921
Foster’s Group, Ltd.	19,893	88,443
Insurance Australia Group, Ltd.	16,561	68,957
Leighton Holdings, Ltd.	2,104	22,864
Lend Lease Corp., Ltd.	4,129	44,085
Macquarie Bank, Ltd.	2,036	116,993
Macquarie Infrastructure Group, Ltd.	22,052	67,436
Mayne Nickless, Ltd.	8,774	35,998
National Australia Bank, Ltd.	15,529	391,392
Newcrest Mining, Ltd.	6,346	101,532
OneSteel, Ltd.	10,851	31,528
Orica, Ltd.	5,470	87,600
Origin Energy, Ltd.	63,108	351,802
PaperlinX, Ltd.	8,808	21,226
Patrick Corp., Ltd.	9,102	47,825
QBE Insurance Group, Ltd.	6,766	96,383
Rinker Group, Ltd.	18,185	229,930
Rio Tinto, Ltd.	5,942	267,985
Santos, Ltd.	47,268	450,943
Stockland Trust Group (a)	384	1,804
Stockland Trust Group	9	40
Suncorp-Metway, Ltd.	5,372	80,746
Tabcorp Holdings, Ltd.	3,953	52,001

Telstra Corp., Ltd.	21,034	65,285
Transurban Group	5,387	29,579
Wesfarmers, Ltd.	3,661	112,094
Westpac Banking Corp., Ltd.	16,465	264,936
Woodside Petroleum, Ltd	37,712	1,035,331
Woolworths, Ltd.	9,780	124,030
		6,831,775

Austria 0.6%
Bank of Austria Creditanstalt, AG	4,283	478,668
Boehler-Udderholm, AG	208	34,995
Erste Bank Der Oester Spark	13,696	732,494
Flughafen Wein, AG	745	50,141
IMMOFINANZ Immobilien Anlagen (a)	9,988	96,753
Oesterreichish Elektrizitaets, AG, Class A	601	210,915
OMV, AG	5,627	334,150
RHI, AG (a)	826	24,590
Telekom Austria, AG	3,712	73,834
Voestalpine, AG	445	39,138
Wienerberger Baustoffindustrie, AG	1,084	42,719
		2,118,397

Belgium 0.6%
AGFA-Gevaert, NV	970	23,374
Bekaert, SA	82	6,706
Belgacom, SA	1,388	47,059
Dexia	21,370	481,052
Electrabel, SA	191	95,724
Fortis, AG	27,688	802,969
KBC Bankverzekerin Holdings	1,629	131,957
Solvay, SA	1,214	141,163
UCB, SA	1,480	78,122
Umicore	334	36,429
		1,844,555

Bermuda 0.3%
Accenture, Ltd., Class A	4,700	119,662
Cheung Kong Infrastructure	10,000	33,388
Esprit Holdings, Ltd.	29,500	220,565
Everest Re Group, Ltd.	100	9,790
Ingersoll-Rand Co. Ltd., Class A	5,800	221,734
Johnson Electric Holdings, Ltd.	47,500	45,618
Kerry Properties, Ltd.	10,742	27,557
Li & Fung, Ltd.	49,000	113,383
Nabors Industries Ltd. (a)	1,500	107,745
SCMP Group, Ltd.	8,000	2,965
Shangri-La Asia, Ltd.	31,004	50,159
Weatherford International, Ltd. (a)	1,700	116,722
Yue Yuen Industrial Holding	11,000	30,204
		1,099,492

Brazil 0.0%
Ambev Cia De Bebid Companhia de Bebidas das Americas	80,049	24,048
Companhia Brasileira de Distribuicao - ADR	350	10,105
Sider Nacional Cia	1,861	43,200
Souza Cruz (Cia) Npv	2,000	24,204
		101,557

Canada 4.9%
Abitibi-Consolidated, Inc.	9,450	37,963
Agrium, Inc.	4,450	97,919
Alcan, Inc.	7,645	242,338
ATI Technologies, Inc. (a)	1,700	23,500
Bank of Montreal	9,200	457,428
Bank of Nova Scotia	17,300	646,015
Barrick Gold Corp.	9,200	266,701
BCE, Inc.	8,700	238,361
Biovail Corp. (a)	4,100	95,614
Bombardier, Inc., Class B (a)	25,400	62,708
Brascan Corp., Class A	3,900	181,631
C.I. Fund Management, Inc.	8,800	163,585
CAE, Inc.	3,000	20,181
Cameco Corp.	3,600	192,062
Canadian Imperial Bank of Commerce	7,100	443,406
Canadian Natural Resources, Ltd.	16,000	722,581
Canadian Pacific Railway, Ltd.	4,350	187,246
Canadian Tire Corp., Class A	1,900	102,788
Celestica, Inc. (a)	5,100	57,164
Cognos, Inc. (a)	900	34,815
CP Ships, Ltd.	2,025	42,921
Dofasco, Inc.	3,300	123,938
Domtar, Inc. (a)	11,500	73,897
Enbridge, Inc.	7,600	243,592
EnCana Corp.	34,632	2,021,317
Fairfax Financial Holdings, Ltd.	100	17,325
Fairmont Hotels & Resorts, Inc.	2,025	67,570
Falconbridge, Ltd.	10,750	287,314
Four Seasons Hotels, Inc.	700	39,959
George Weston, Ltd.	3,200	285,426
Glamis Gold, Ltd. (a)	1,500	32,903
Goldcorp, Inc.	2,000	40,086
Hudson’s Bay Co.	700	8,249
Husky Energy, Inc.	6,100	338,819
IGM Financial, Inc.	775	28,500
Imperial Oil, Ltd.	6,100	703,192
Inco, Ltd.	7,150	338,218
Kinross Gold Corp. (a)	3,400	26,118
Magna International, Inc., Class A	3,000	225,600
Manulife Financial Corp.	6,622	353,085

Manulife Financial Corp.	5,756	306,987
MDS, Inc., Class B	8,600	154,467
Meridian Gold, Inc. (a)	1,100	23,987
Methanex Corp.	600	8,888
MI Devolpments, Inc., Class A	1,650	55,752
National Bank of Canada	2,200	113,908
Nexen, Inc.	10,600	505,609
Nortel Networks Corp. (a)	82,764	271,252
Nova Chemicals Corp.	600	22,065
Novelis, Inc.	1,629	34,850
Petro-Canada	14,800	619,499
Placer Dome, Inc.	7,600	130,034
Potash Corp. of Saskatchewan, Inc.	3,600	335,505
Power Corp. of Canada	10,800	295,804
Precision Drilling Corp. (a)	4,200	206,694
Rogers Communication, Inc., Class B	6,800	267,671
Royal Bank of Canada	10,600	772,227
Shell Canada, Ltd.	6,600	230,787
Sun Life Financial, Inc.	5,189	194,839
Suncor Energy, Inc.	14,900	902,588
Talisman Energy, Inc.	15,600	763,293
Teck Cominco, Ltd.	5,493	246,417
Thomson Corp.	5,600	209,067
Toronto-Dominion Bank	117	5,770
TransAlta Corp.	3,500	69,338
TransCanada Corp.	7,844	239,537
		16,558,870

Cayman Islands 0.3%
ACE, Ltd.	1,100	51,777
ASM Pacific Technology, Ltd.	1,000	4,841
GlobalSantaFe Corp.	4,998	228,009
Hutchison Telecommunications International, Ltd. (a)	40,000	58,010
Transocean, Inc. (a)	10,200	625,362
XL Capital, Ltd.	2,200	149,666
		1,117,665

Denmark 0.3%
Danske Bank A/S	19,751	604,371
DSV A/S	200	21,259
GN Store Nord A/S (GN Great Nordic)	4,500	59,427
Novo-Nordisk A/S	3,650	180,465
Novozymes A/S	1,081	55,710
TDC A/S	2,200	118,340
Vestas Wind Systems A/S (a)	2,300	55,562
		1,095,134

Finland 0.7%
Cargotec Corp. (a)	635	19,140
Fortum Oyj	6,597	132,408
Kesko Oyj	5,585	154,921
Kone Oyj (a)	635	43,119
Metso Oyj	3,523	89,382
Neste Oil Oyj (a)	1,799	66,658
Nokia Oyj	67,370	1,128,702
Outokumpu Oyj	4,356	58,111
Sampo Oyj, Class A	8,129	128,962
Stora Enso Oyj	14,950	205,550
TietoEnator Oyj	3,582	120,325
UPM-Kymmene Oyj	11,221	224,541
Uponor Oyj	484	11,198
Wartsila Oyj	782	24,906
		2,407,923

France 2.9%
Accor, SA	3,840	193,927
Air Liquide	1,933	355,446
Alcatel, SA (a)	18,167	241,921
Alstom (a)	1,449	68,788
Atos Origin (a)	43	3,041
Autoroutes du Sud de La France	992	57,406
Axa	18,811	516,366
BNP Paribas, SA	16,496	1,253,976
Bouygues, SA	2,154	100,108
Business Objects, SA (a)	289	9,916
Cap Gemini, SA (a)	2,281	88,767
Carrefour, SA	1,752	80,604
Casino Guichard	172	12,196
CNP Assurances	954	63,978
Compagnie de Saint-Gobain	3,965	228,069
Credit Agricole, SA	7,189	210,818
Dassault Systemes, SA	332	17,158
Essilor International, SA	392	32,461
France Telecom, SA	12,876	369,543
Gecina, SA	710	83,625
Hermes International	99	23,380
Imerys, SA	616	45,716
Klepierre	599	60,112
Lafarge, SA	2,842	250,026
Lagardere SCA	1,410	100,067
LVMH Moet-Hennessy Louis Vuitton	2,439	201,088
Michelin (C.G.D.E.)	1,066	62,624
Neopost, SA	511	49,531
Peugeot, SA	1,213	82,368
PPR, SA	595	62,428
Publicis Groupe	946	30,106
Renault, SA	1,249	118,287
Safran, SA	799	17,247

Sanofi-Aventis, SA	12,653	1,045,481
Schneider Electric, SA	2,753	217,381
Societe BIC, SA	895	52,944
Societe Generale	3,154	359,921
Societe Television Francaise	1,162	30,822
Sodexho Alliance, SA	1,977	74,632
Suez, SA	7,949	229,762
Thales, SA	1,578	73,263
Thomson, SA	2,432	50,566
Total, SA, Class B	7,234	1,974,448
Unibail	969	140,683
Valeo, SA	1,007	41,851
Veolia Environnement	517	21,816
Vinci, SA	1,814	156,208
Vivendi Universal, SA	8,794	287,056
Zodiac, SA	135	7,966
		9,855,894

Germany 2.5%
Adidas-Salomon, AG	464	80,626
Allianz, AG	3,581	483,491
Altana, AG	1,269	71,041
BASF, AG	8,677	651,778
Bayer, AG	10,806	395,979
Bayerische Hypo-und Vereinsbank, AG (a)	17,879	503,676
Commerzbank, AG	18,929	516,421
Continental, AG	847	69,527
DaimlerChrysler, AG	5,722	303,550
Deutsche Bank, AG	8,853	828,003
Deutsche Boerse, AG	4,436	423,847
Deutsche Lufthansa, AG	2,966	39,318
Deutsche Post, AG	11,774	275,370
Deutsche Telekom, AG	34,262	623,431
Douglas Holding, AG	250	9,495
E.On, AG	6,110	561,248
Epcos, AG (a)	614	8,021
Hypo Real Estate Holding, AG	2,431	122,887
Infineon Technologies, AG (a)	3,269	32,138
KarstadtQuelle, AG (a)	200	2,707
Linde, AG	1,337	98,501
MAN, AG	1,408	72,223
Merck	750	63,124
Muenchener Rueckversicherungs	1,185	135,298
Puma, AG	180	48,841
RWE, AG	3,491	230,971
SAP, AG	2,168	374,687
Schering, AG	2,468	156,020
Siemens, AG	9,932	765,147
ThyssenKrupp, AG	4,972	103,796
TUI, AG	2,576	54,860

Volkswagen, AG	1,493	91,871
Wincor Nixdorf, AG	250	24,037
		8,221,930

Greece 0.1%
Alpha Bank A.E.	720	20,335
National Bank of Greece, SA	5,350	212,572
OPAP, SA	2,900	89,922
Titan Cement Co., SA	1,000	33,171
		356,000

Hong Kong 1.3%
Bank of East Asia	41,429	121,232
BOC Hong Kong Holdings, Ltd.	112,000	224,510
Cathay Pacific Airways, Ltd.	31,000	55,148
Cheung Kong Holdings, Ltd.	48,000	542,041
CLP Holdings, Ltd.	54,900	326,965
Hang Lung Properties, Ltd.	58,000	91,964
Hang Seng Bank, Ltd.	20,900	280,738
Henderson Land Development Co., Ltd.	24,000	119,886
Hong Kong & China Gas Co., Ltd.	120,210	247,940
Hong Kong Electric Holdings, Ltd.	42,500	210,107
Hong Kong Exchanges & Clearing, Ltd.	31,000	106,299
Hopewell Holdings	19,000	50,333
Hutchison Whampoa, Ltd.	65,000	672,846
Hysan Development Co., Ltd.	19,490	48,867
MTR Corp., Ltd.	42,329	88,125
New World Development Co., Ltd.	69,234	91,035
Pacific Century CyberWorks, Ltd.	111,400	72,521
Sino Land Co., Ltd.	21,754	26,361
Sun Hung Kai Properties, Ltd.	42,000	434,491
Swire Pacific, Ltd., Class A	29,000	267,108
Techtronic Industries Co.	27,000	68,741
Television Broadcasts, Ltd.	8,000	48,006
Wharf Holdings, Ltd.	38,000	148,917
		4,344,181

Ireland 0.3%
Allied Irish Banks Plc	12,324	262,165
Bank of Ireland	17,333	272,895
CRH Plc	9,108	246,842
DCC Plc	484	9,714
Elan Corp. (a)	4,650	41,076
Grafton Group Plc	3,428	34,772
Independent News & Media Plc	3,600	10,514
Irish Life & Permanent Plc	2,400	43,555
		921,533

Italy 0.2%
ENI S.p.A.	22,796	676,989

Japan 15.0%
77th Bank, Ltd.	9,000	66,121
Acom Co., Ltd.	2,033	147,568
Advantest Corp.	1,750	135,659
Aeon Co., Ltd.	9,106	182,890
Aeon Credit Service Co., Ltd.	600	43,605
Aiful Corp.	1,700	142,415
Ajinomoto Co., Inc.	14,800	155,666
Alps Electric Co., Ltd.	3,572	57,992
Amada Co., Ltd.	6,527	52,034
Asahi Breweries, Ltd.	9,400	118,991
Asahi Glass Co., Ltd.	27,600	289,567
Asahi Kasei Corp.	27,900	152,378
Asatsu-DK, Inc.	900	28,066
Bank of Fukuoka, Ltd.	17,000	122,498
Bank of Kyoto, Ltd.	6,000	61,572
Bank of Yokohama, Ltd.	37,000	281,933
Benesse Corp.	1,104	41,526
Bridgestone Corp.	20,964	448,754
Canon, Inc.	17,404	939,804
Casio Computer Co., Ltd.	7,900	114,756
Central Glass Co.	2,000	11,487
Central Japan Railway Co.	35	272,551
Chiba Bank, Ltd.	22,000	178,876
Chubu Electric Power Co., Inc.	10,852	264,800
Chugai Pharmaceutical Co., Ltd.	5,058	96,464
Citizen Watch Co., Ltd.	6,500	52,964
Coca-Cola West Japan Co., Ltd.	500	11,187
Credit Saison Co., Ltd.	3,652	160,209
CSK Corp.	1,900	83,686
Dai Nippon Printing Co., Ltd.	9,300	149,921
Daicel Chemical Industries, Ltd.	4,000	25,899
Daiichi Sankyo Co., Ltd.	15,603	319,558
Daikin Industries, Ltd.	3,900	104,440
Daimaru, Inc.	7,500	88,266
Dainippon Ink & Chemicals	16,000	52,572
Daito Trust Construction Co.	2,403	105,205
Daiwa House Industry Co., Ltd.	11,800	154,360
Daiwa Securities Co., Ltd.	73,500	574,300
Denki Kagaku Kogyo KK	11,031	39,743
Denso Corp.	14,800	428,929
Dowa Mining Co., Ltd	13,000	109,020
East Japan Railway Co.	85	485,201
Ebara Corp.	5,800	24,678
Eisai Co., Ltd.	6,150	262,751
FamilyMart Co., Ltd.	1,503	45,148
Fanuc, Ltd.	4,100	331,554
Fast Retailing Co., Ltd.	1,750	132,730
Fuji Electric Holdings Co., Ltd.	6,000	23,890

Fuji Photo Film Co., Ltd.	9,866	325,043
Fuji Television Network, Inc.	13	29,087
Fujikura, Ltd.	5,000	30,655
Fujitsu, Ltd.	38,600	254,341
Furukawa Electric Co., Ltd.	11,800	59,769
Hankyu Department Stores	2,000	15,768
Hino Motors, Ltd.	2,000	13,566
Hirose Electric Co., Ltd.	655	76,336
Hitachi Construction Machinery	1,300	24,850
Hitachi, Ltd.	68,500	433,857
Hokkaido Electric Power Co., Inc.	2,700	57,439
Hokuhoku Financial Group, Inc.	30,000	113,108
Honda Motor Co., Ltd.	21,356	1,207,765
Hoya Corp.	2,300	76,383
Hoya Corp. (a)	6,900	234,619
Inpex Corp.	7	54,325
Isetan Co., Ltd.	5,303	84,459
Ishihara Sangyo Kaisha, Ltd.	5,000	10,527
Ishikawajima-Harima Heavy Industries Co., Ltd. (a)	23,040	46,478
Ito En, Ltd.	700	32,743
Itochu Corp.	31,026	213,454
Itochu Techno-Science Corp.	1,000	34,972
Japan Airlines System Corp.	20,000	53,030
Japan Real Estate Investment	13	104,783
Japan Retail Fund Investment Corp.	12	96,829
Japan Tobacco, Inc.	17	268,058
JFE Holdings, Inc.	12,400	403,066
JGC Corp.	4,546	83,095
Joyo Bank, Ltd.	20,000	121,917
JSR Corp.	3,804	79,082
Kajima Corp.	28,600	136,047
Kaneka Corp.	5,500	71,754
Kansai Electric Power Co., Inc.	15,000	330,999
Kao Corp.	11,745	289,176
Kawasaki Heavy Industries, Ltd.	21,000	53,092
Kawasaki Kisen Kaisha, Ltd.	3,000	21,644
Keihin Electric Express Railway Co., Ltd.	10,000	62,808
Keio Electric Railway Co., Ltd.	4,500	24,815
Keyence Corp.	647	162,662
Kikkoman	3,500	33,606
Kinki Nippon Railway Co., Ltd.	34,628	117,135
Kirin Brewery Co., Ltd.	18,126	199,590
Kobe Steel, Ltd	64,000	194,503
Kokuyo Co., Ltd.	900	12,431
Komatsu, Ltd.	23,600	321,402
Konami Co., Ltd.	2,250	50,641
Konica Corp. (a)	9,755	88,682
Koyo Seiko Co., Ltd.	1,000	15,081
Kubota Corp.	32,930	228,004

Kuraray Co., Ltd.	8,765	77,674
Kurita Water Industries, Ltd.	1,700	30,849
Kyocera Corp.	3,500	243,569
Kyowa Hakko Kogyo Co., Ltd.	20	155
Kyushu Electric Power	6,852	152,408
Lawson, Inc.	1,403	52,897
Leopalace 21 Corp.	4,400	106,202
Mabuchi Motor Co., Ltd.	756	37,294
Marubeni Corp.	30,229	140,600
Marui Co., Ltd.	10,903	184,118
Matsushita Electric Industrial Co., Ltd.	43,900	743,655
Matsushita Electric Works	6,500	64,588
Meiji Dairies Corp.	5,000	27,484
Meiji Seika Kaisha, Ltd.	7,000	36,320
Meitec Corp.	700	22,384
Millea Holdings, Inc.	34	545,102
Minebea Co., Ltd.	8,000	32,981
Mitsubishi Chemical Corp. (a)	38,500	127,519
Mitsubishi Corp.	27,231	537,328
Mitsubishi Electric Corp.	46,928	300,534
Mitsubishi Estate Co., Ltd.	44,500	610,738
Mitsubishi Heavy Industries, Ltd.	78,526	278,078
Mitsubishi Logistics Corp.	2,000	23,591
Mitsubishi Material Corp.	42,000	148,362
Mitsubishi Rayon Co., Ltd.	12,023	53,803
Mitsubishi Tokyo Financial Group, Inc.	239	3,143,280
Mitsui & Co., Ltd.	4,500	35,954
Mitsui & Co., Ltd.	32,731	409,714
Mitsui Chemicals, Inc.	12,000	70,825
Mitsui Fudosan Co., Ltd.	31,500	473,665
Mitsui Mining & Smelting Co., Ltd.	24,024	139,463
Mitsui Sumitomo Insurance Co., Ltd.	52,500	607,690
Mitsui Trust Holdings, Inc.	24,536	339,769
Mitsukoshi, Ltd.	12,529	60,592
Mizuho Financial Group, Inc.	163	1,036,698
Murata Manufacturing Co., Inc.	5,000	278,806
Namco Bandai Holdings, Inc.	400	6,660
NEC Corp.	35,600	192,865
NEC Electronics Corp. (a)	1,000	33,298
NET One Systems Co., Ltd	14	27,502
NGK Insulators, Ltd.	8,320	105,759
NGK Spark Plug Co., Ltd.	4,530	65,644
Nidec Corp.	951	56,547
Nidec Corp. (a)	951	56,547
Nikko Cordial Corp.	13,769	159,250
Nikon Corp.	7,500	94,609
Nintendo Co., Ltd.	2,403	280,265
Nippon Building Fund, Inc.	16	136,575
Nippon Express Co., Ltd.	18,500	91,261
Nippon Meat Packers, Inc.	4,300	46,515

Nippon Mining Holdings, Inc.	10,500	83,245
Nippon Oil Corp.	33,100	293,036
Nippon Sheet Glass Co., Ltd.	9,000	40,513
Nippon Steel Corp.	159,030	596,783
Nippon Telegraph & Telephone Corp.	141	693,076
Nippon Unipac Holding	25	90,513
Nippon Yusen Kabushiki Kaisha	24,429	163,764
Nishi-Nippon City Bank, Ltd.	14,000	70,669
Nissan Motor Co., Ltd.	61,904	706,726
Nisshin Seifun Group, Inc.	3,850	37,408
Nisshin Steel Co., Ltd.	3,000	10,359
Nisshinbo Industries, Inc.	1,572	13,626
Nissin Food Products Co., Ltd.	2,100	54,664
Nitto Denko Corp.	4,153	233,771
Nomura Holdings, Inc.	45,632	707,875
Nomura Research, Inc.	567	65,431
NSK, Ltd.	14,532	80,136
NTN Corp.	10,035	60,023
NTT Data Corp.	35	135,042
NTT Docomo, Inc.	186	330,973
Obayashi Corp.	18,029	124,513
Obic Co., Ltd.	200	34,003
OJI Paper Co., Ltd.	24,600	134,355
Oki Electric Industry Co., Ltd.	14,000	47,604
Olympus Optical Co., Ltd.	3,400	75,326
Omron Corp.	4,504	109,704
Onward Kashiyama Co., Ltd.	3,546	56,226
Oracle Corp. Japan	1,100	48,450
Oriental Land Co., Ltd.	1,403	80,210
ORIX Corp.	3,000	541,755
Osaka Gas Co.	41,218	144,147
Pioneer Electronic Corp.	3,500	49,824
Promise Co., Ltd.	2,540	188,173
Resona Holdings, Inc. (a)	136	351,022
Ricoh Co., Ltd.	13,955	217,955
Rohm Co., Ltd.	2,403	208,506
Sanden Corp.	1,000	4,545
Sanyo Electric Co., Ltd. (a)	37,400	92,248
Sapporo Holdings, Ltd.	7,000	36,690
Secom Co., Ltd.	2,043	98,263
Seiko Epson Corp.	2,167	55,740
Sekisui Chemical Co., Ltd.	8,524	60,746
Sekisui House, Ltd.	13,824	169,390
Seven & I Holdings Co., Ltd.	16,185	536,072
Sharp Corp.	18,600	269,366
Shimachu Co., Ltd.	1,400	35,641
Shimamura Co., Ltd.	750	83,113
Shimano, Inc.	2,200	59,302
Shimizu Corp.	20,300	132,866
Shin-Etsu Chemical Co., Ltd.	8,201	357,602

Shinsei Bank, Ltd.	26,000	163,760
Shionogi & Co., Ltd.	7,636	103,925
Shiseido Co., Ltd.	8,000	115,292
Shizuoka Bank, Ltd.	18,000	185,359
Showa Denko K.K.	9,000	28,779
Showa Shell Sekiyu K.K.	4,350	59,548
Skylark Co., Ltd.	1,752	25,820
SMC Corp.	1,403	186,745
Softbank Corp.	5,750	319,107
Sompo Japan Insurance, Inc.	19,500	258,179
Sony Corp.	15,497	509,195
Stanley Electric Co., Ltd.	2,350	35,585
Sumitomo Chemical Co., Ltd.	30,700	189,847
Sumitomo Corp.	19,900	210,009
Sumitomo Electric Industries, Ltd.	14,800	199,471
Sumitomo Heavy Industries, Ltd	9,000	63,821
Sumitomo Metal Industries, Ltd.	95,000	333,069
Sumitomo Metal Mining Co.	22,000	203,876
Sumitomo Mitsui Financial Group, Inc.	85	801,180
Sumitomo Osaka Cement Co., Ltd.	1,000	3,189
Sumitomo Realty & Development	19,000	281,519
Sumitomo Trust & Banking Co., Ltd.	33,025	271,717
Taiheiyo Cement Corp.	8,000	29,880
Taisei Corp.	15,000	61,707
Taisho Pharmaceutical Co.	3,616	65,140
Taiyo Yuden Co., Ltd.	2,000	22,023
Takara Holdings, Inc.	3,500	22,045
Takashimaya Co., Ltd.	9,040	115,150
Takeda Pharmaceutical Co., Ltd.	19,555	1,164,480
Takefuji Corp.	1,656	129,101
Takuma Co., Ltd.	2,000	15,803
TDK Corp.	2,703	192,629
Teijin, Ltd.	20,629	120,299
Teikoku Oil Co., Ltd.	3,500	37,769
Terumo Corp.	4,250	136,650
THK Co., Ltd.	500	12,465
TIS, Inc.	1,152	23,949
Tobu Railway Co., Ltd.	20,300	81,007
Toho Co., Ltd.	1,900	30,127
Tohoku Electric Power Co., Ltd.	8,450	187,951
Tokyo Broadcasting System, Inc.	1,500	34,818
Tokyo Electric Power Co., Inc.	22,950	580,219
Tokyo Electron, Ltd.	4,050	215,129
Tokyo Gas Co., Ltd.	48,721	197,854
Tokyo Tatemono Co., Ltd.	7,000	56,977
Tokyu Corp.	21,800	115,606
TonenGeneral Sekiyu K.K.	7,500	87,209
Toppan Printing Co., Ltd.	8,300	87,519
Toray Industries, Inc.	28,000	148,978
Toshiba Corp.	62,042	273,265

Tosoh Corp.	12,500	53,184
Tostem Inax Holding Corp.	4,961	84,475
Toto, Ltd.	9,800	77,696
Toyo Seikan Kaisha, Ltd.	4,417	65,601
Toyobo, Ltd.	2,000	4,933
Toyoda Gosei Co., Ltd.	500	9,514
Toyota Industries Corp.	2,454	81,497
Toyota Motor Corp.	67,153	3,076,071
Trend Micro, Inc.	2,188	69,194
Uni-Charm Corp.	1,100	47,481
Uniden Corp.	1,000	14,641
UNY Co., Ltd.	3,556	46,925
Ushio, Inc.	1,000	20,305
USS Co., Ltd.	1,015	72,066
Wacoal Corp.	2,000	26,445
West Japan Railway Co.	11	41,570
Yahoo! Japan Corp.	84	98,414
Yahoo! Japan Corp.	84	99,894
Yakult Honsha Co., Ltd.	2,829	71,647
Yamada Denki Co., Ltd.	2,750	209,060
Yamaha Corp.	3,004	51,998
Yamaha Motor Corp., Ltd.	1,400	28,920
Yamanouchi Pharmaceutical Co., Ltd.	10,605	398,902
Yamato Transport Co., Ltd.	8,518	140,016
Yamazaki Baking Co., Ltd.	3,500	30,647
Yokogawa Electric Corp.	4,946	77,205
		50,419,678

Luxembourg 0.1%
Arcelor	7,965	186,285

Malaysia 0.1%
AMMB Holdings, Bhd	32,200	22,042
Berjaya Sports Toto, Bhd	45,200	47,970
Commerce Asset Holdings, Bhd	16,400	24,367
Gamuda, Bhd	13,200	15,690
Hong Leong Bank, Bhd	18,100	25,692
Malaysia International Shipping	33,200	163,842
Nestle, Bhd	4,000	26,426
Petronas Gas, Bhd	3,200	7,514
Sime Darby, Bhd	18,000	29,610
		363,153

Mexico 0.5%
Alfa, SA	7,000	42,962
America Movil SA de CV	361,000	476,210
Cemex SA de CV	59,000	308,465
Coca Cola Femsa, SA	3,000	8,060
Corporacion Geo, SA de CV (a)	8,000	24,914
Fomento Economico Mexicano, SA de Cv	13,000	90,844

Grupo Carso, SA de CV	15,000	33,174
Grupo Financiero Banorte, SA de CV	7,000	62,549
Grupo Mexico, SA de CV	21,000	41,367
Grupo Modelo, SA de CV	11,000	35,586
Grupo Televisa, SA	42,000	150,555
Kimberly-Clark de Mexico, SA de CV	10,000	37,743
Telefonos de Mexico, SA de CV (Telmex)	243,000	258,881
Urbi, Desarrollos Urbanos, SA de CV (a)	2,000	14,876
Wal-Mart de Mexico SA de CV	37,000	188,319
		1,774,505

Netherlands 1.3%
ABN Amro Holdings, NV	21,744	520,831
Aegon, NV	27,061	401,662
Akzo Nobel, NV	4,480	195,288
ASML Holding, NV (a)	6,652	109,208
Corio, NV	1,228	71,285
DSM, NV	2,500	98,221
Euronext, NV	2,234	98,322
European Aeronautic Defence and Space Co.	3,701	131,217
Hagemeyer, NV (a)	922	2,715
Heineken, NV	7,757	249,011
ING Groep, NV CVA	25,883	770,843
James Hardie Industries, NV	9,114	62,206
Oce, NV	1,361	21,313
Reed Elsevier NV	5,931	81,831
Rodamco Europe, NV	1,008	87,104
Royal KPN, NV	19,737	176,958
Royal Philips Electronics, NV	12,757	338,990
STMicroelectronics, NV	3,040	52,283
TNT, NV	10,143	251,975
Unilever, NV CVA	7,104	505,019
Vedior, NV CVA	572	8,112
VNU, NV	2,237	70,305
Wereldhave, NV	500	52,972
Wolters Kluwer, NV CVA	3,134	58,307
		4,415,978

New Zealand 0.0%
Carter Holt Harvey, Ltd.	15,590	27,177

Norway 0.2%
DnB Holding, ASA	7,057	72,708
Norsk Hydro, ASA	2,021	226,113
Norske Skogindustrier ASA	1,875	27,689
Norske Skogindustrier ASA (a)	1,875	3,291
Statoil, ASA	7,700	190,985
Tandberg Television, ASA (a)	1,100	14,313
Tandberg, ASA	2,200	29,382
Telenor, ASA	7,900	70,541

Tomra Systems, ASA	599	4,261
Yara International, ASA	4,621	83,405
		722,688

Poland 0.5%
Agora, SA	2,548	53,115
Bank Pekao, SA	5,249	289,640
Bank Przemyslowo-Handlowy BPH	613	122,899
Bank Zachodni WBK, SA (a)	1,707	64,888
Grupa Kety, SA	587	24,113
KGHM Polska Miedz, SA	8,232	118,608
Polski Koncern Naftowy Orlen, SA	19,344	396,125
Powszechna Kasa Oszczednosci Bank Polski, SA	25,180	243,151
Prokom Software, SA	810	28,804
Telekomunikacja Polska, SA	46,508	362,135
		1,703,478

Portugal 0.0%
Brisa-Auto Estradas de Portugal, SA	4,407	38,082
Portugal Telecom, SGPS, SA	7,490	68,414
PT Multimedia-Servicos de Telecomunucacoes e Multimedia, SGPS, SA	794	8,398
		114,894

Russia 0.9%
AO VimpelCom - ADR (a)	7,900	351,076
Gazprom - GDR	3,193	213,931
LUKOIL - ADR	25,800	1,489,950
Mining & Mettallurgical Co. Norilsk Nickel - ADR	4,000	332,000
RAO Unified Energy Systems - GDR	4,247	164,784
Rostelecom - ADR	1,100	16,478
Surgutneftegaz - ADR	7,200	387,000
Tatneft - ADR	3,300	212,355
		3,167,574

Singapore 1.2%
Ascendas Real Estate Investment Trust	40,000	51,772
CapitaLand, Ltd.	53,000	98,354
Capitamall Trust	33,800	46,943
Chartered Semiconductor Manufacturing (a)	53,000	36,021
City Developments, Ltd.	29,968	164,713
ComfortDelgro Corp., Ltd.	90,622	80,336
Creative Technology, Ltd.	2,900	21,424
DBS Group Holdings, Ltd.	55,574	518,938
Flextronics International, Ltd. (a)	15,800	203,030
Fraser & Neave, Ltd	9,000	91,487
Jardine Cycle & Carriage, Ltd.	6,024	39,515
Keppel Corp., Ltd.	28,000	210,159
Keppel Land, Ltd.	19,000	41,547

Neptune Orient Lines, Ltd.	25,000	45,507
Oversea-Chinese Bank Corp., Ltd	106,404	393,029
Overseas Union Enterprise, Ltd.	4,481	25,291
Parkway Holdings, Ltd	33,000	42,126
Sembcorp Industries, Ltd.	43,728	77,530
SembCorp Marine, Ltd.	30,000	53,013
Singapore Airlines, Ltd.	26,000	178,245
Singapore Exchange, Ltd.	40,796	60,758
Singapore Land, Ltd.	8,000	25,768
Singapore Post, Ltd.	70,000	50,058
Singapore Press Holdings, Ltd.	79,250	216,385
Singapore Technology Engineering, Ltd.	66,367	99,626
Singapore Telecomm	340,070	492,404
STATS ChipPac, Ltd. (a)	52,000	31,961
United Overseas Bank, Ltd.	58,960	491,319
United Overseas Land, Ltd.	27,156	37,555
Venture Corp., Ltd.	11,444	98,069
		4,022,883

Spain 1.7%
Acciona, SA	398	45,562
Acerinox, SA	3,224	44,792
ACS Actividades de Construccion y Servicios, SA	3,491	101,745
Aguas de Barcelona, SA	4,791	116,255
Altadis, SA	9,741	436,328
Antena 3 Television, SA	732	13,267
Autopistas Concesionaria Espanola, SA	13,027	378,887
Banco Bilbao Vizcaya, SA	34,091	597,785
Banco Popular Espanol, SA	9,205	112,179
Banco Santander Central Hispano, SA	48,462	636,607
Cintra Concesiones de Infraestructuras de Transporte, SA (a)	1,843	25,318
Endesa, SA	15,132	405,011
Fomento de Construcciones y Contratas, SA	435	25,926
Gas Natural SDG, SA	31,854	926,466
Grupo Ferrovial, SA	890	74,073
Iberdrola, SA	13,102	366,109
Indra Sistemas, SA	705	15,463
Industria de Diseno Textil, SA	2,584	75,838
Repsol YPF, SA	10,217	331,050
Telefonica, SA	44,758	732,652
Union Fenosa, SA	3,379	111,598
Vallehermoso, SA	975	27,362
		5,600,273

Sweden 1.1%
Alfa Laval AB	300	5,455
Assa Abloy AB	4,564	64,450
Atlas Copco AB, Class A	4,902	94,827
Atlas Copco AB, Class B	3,339	57,701

Electrolux AB, Class B	2,900	67,880
Eniro AB	1,500	17,507
Ericsson, Class B	214,756	783,786
Getinge AB, Class B	2,200	30,358
Hennes & Mauritz AB, Class B	4,300	153,331
Holmen AB- Class B	1,300	40,739
Modern Times Group AB (a)	500	18,829
Nordea Bank AB	67,213	671,770
Sandvik AB	2,840	141,191
Scania AB, Class B	1,400	50,554
Securitas AB, Class B	3,800	58,807
Skandia Forsakrings AB	28,991	151,046
Skandinaviska Enskilda Banken AB, Class A	7,610	139,360
Skanska AB, Class B	5,319	78,542
SKF AB, Class B	3,840	50,017
Ssab Svenskt Stal AB	1,000	30,242
Svenska Cellulosa AB, Class B	4,340	151,959
Svenska Handelsbanken, Class A	20,554	475,802
Tele2 AB	3,030	30,870
Teliasonera	17,012	80,736
Volvo AB, Class A	1,435	60,515
Volvo AB, Class B	2,978	129,618
Wm-Data AB, Class B	6,600	17,789
		3,653,681

Switzerland 2.2%
ABB, Ltd. (a)	23,780	173,774
Ciba Specialty Chemicals, AG	1,100	64,876
Clariant, AG	3,610	51,868
Compagnie Financiere Richemont, AG, Class A	5,261	208,278
Geberit, AG	50	36,383
Givaudan, SA	120	76,845
Holcim, Ltd.	2,760	183,247
Kudelski, SA (a)	550	21,689
Logitech International, SA (a)	1,190	48,122
Lonza Group, AG	580	34,230
Nestle, SA	5,708	1,671,107
Nobel Biocare Holding, AG	350	82,461
Novartis, AG	31,315	1,588,065
Roche Holding, AG	9,539	1,324,871
Schindler Holding, AG	120	46,626
Serono, SA	114	74,940
Straumann, AG	160	42,857
Swatch Group, AG	690	19,508
Swatch Group, AG, Class B	340	46,829
Swisscom, AG	220	71,886
Syngenta, AG	1,805	188,929
UBS, AG	14,364	1,220,532
Valora Holding, AG	20	3,723
		7,281,646

Turkey 0.5%
Akbank, TAS	36,917	245,382
Anadolu Efes Biracilik ve Malt Sanayii, AS	1,041	27,832
Arcelik, AS	8,850	50,938
Dogan Sirketler Grubu Holding, AS (a)	19,151	53,478
Dogan Yayin Holding, AS (a)	11,846	30,792
Eregli Demir ve Celik Fabrikalari, TAS	20,721	136,960
Ford Otomotiv Sanayi, AS	5,385	37,393
Haci Omer Sabanci Holding, AS	21,579	111,381
Hurriyet Gazetecilik ve Matbaacilik, AS	6,731	19,996
Koc Holding, AS	15,437	69,934
Migros Turk, TAS	6,212	52,593
Trakya Cam Sanayii, AS	2,235	7,967
Tupras-Turkiye Petrol Rafinerileri, AS	6,372	112,155
Turk Sise ve Cam Fabrikalari, AS	6,666	21,189
Turkcell Iletisim Hizmetleri, AS	21,539	118,373
Turkiye Garanti Bankasi, AS (a)	56,113	167,526
Turkiye Is Bankasi	39,299	272,889
Yapi ve Kredi Bankasi, AS (a)	18,816	78,254
		1,615,032

United Kingdom 8.6%
Aegis Group Plc	10,781	26,622
Amec Plc	2,530	16,243
Anglo American Plc	20,458	609,816
ARM Holdings Plc	13,104	27,158
Arriva Plc	1,179	12,217
Assoc Brit Ports Holdings Plc	3,152	29,201
AstraZeneca Group Plc	20,110	934,634
Astro All Asia Networks Plc	60,500	91,496
Aviva Plc	31,150	342,016
BAA Plc	15,463	170,187
BAE Systems Plc	40,774	247,035
Balfour Beatty Plc	6,846	39,546
Barclays Plc	77,393	782,178
Barratt Developments Plc	2,358	31,422
BBA Group Plc	5,532	28,955
Bellway Plc	1,057	16,322
Berkeley Group Holdings Plc (a)	1,108	16,983
BG Group Plc	40,952	388,603
Billiton Plc	35,529	574,021
BOC Group Plc	7,953	161,737
Boots Co. Plc	9,587	102,895
BP Plc	239,316	2,842,879
BPB Industries Plc	7,304	94,817
Brambles Industries Plc	4,363	26,799
British Airways Plc (a)	8,217	42,429
British American Tobacco plc	13,709	287,983

British Land Co. Plc	10,602	175,872
British Sky Broadcasting Group Plc	10,726	106,038
BT Group Plc	78,998	309,676
Bunzl Plc	4,922	49,310
Cable & Wireless Plc	24,137	60,879
Cadbury Schweppes Plc	30,188	304,565
Capita Group Plc	5,239	34,814
Carnival Plc	3,301	170,652
Centrica Plc	31,434	136,390
Cobham Plc	13,970	38,993
Compass Group Plc	40,046	145,681
Corus Group Plc (a)	61,766	56,106
Daily Mail & General Trust	3,037	35,354
Davis Service Group Plc	361	3,047
De La Rue Plc	1,917	12,984
Diageo Plc	46,918	674,444
Dixons Group Plc	17,188	45,626
Electrocomponents Plc	6,869	29,471
EMAP Plc	2,540	36,871
EMI Group Plc	8,018	34,295
Enterprise Inns Plc	7,239	107,572
Exel Plc	4,979	107,755
FirstGroup Plc	3,893	22,659
FKI Plc	2,264	4,452
Friends Provident Plc	24,550	80,973
GKN Plc	6,492	33,751
GlaxoSmithKline plc	70,147	1,784,118
Group 4 Securicor Plc	2,579	6,880
GUS Plc	8,505	128,184
Hammerson Plc	6,165	101,290
Hanson Plc	11,358	117,896
Hays Plc	12,778	27,665
HBOS Plc	44,007	662,482
Hilton Group Plc	31,072	172,361
HSBC Holdings Plc	133,832	2,164,604
IMI Plc	5,461	41,322
Imperial Chemical Industries Plc	19,692	103,938
Imperial Tobacco Group plc	5,759	164,961
Intercontinental Hotels Groups Plc	9,586	121,229
Invensys Plc (a)	16,842	4,307
Johnson Matthey Plc	4,493	93,750
Kelda Group Plc	7,422	91,964
Kesa Electricals Plc	2,315	10,422
Kingfisher Plc	10,390	39,584
Land Securities Group Plc	9,277	242,005
Legal & General Group Plc	70,328	140,790
Liberty International Plc	5,435	95,383
Lloyds TSB Group Plc	58,876	484,958
Logica Plc	12,715	39,471
Marks & Spencer Group Plc	14,884	98,381

Meggitt Plc	6,529	37,340
MFI Furniture Group Plc	7,113	13,644
Misys Plc	6,370	22,696
Mitchells & Butlers Plc	10,821	69,712
National Express Group Plc	1,456	21,572
National Grid Plc	37,822	354,566
Next Plc	2,339	57,427
Pearson Plc	7,724	89,779
Peninsular & Oriental Steam Navigation Co.	11,173	65,821
Persimmon Plc	2,654	40,164
Pilkington Plc	23,081	56,587
Prudential Corp. Plc	19,160	173,872
Punch Taverns Plc	5,180	73,092
Rank Group Plc	12,031	63,342
Reckitt Benckiser Plc	13,557	412,957
Reed Elsevier Plc	12,179	112,669
Rentokil Initial Plc	13,746	40,065
Reuters Group Plc	14,308	94,447
Rexam Plc	8,220	74,594
Rio Tinto Corp. Plc	15,406	629,872
Rolls-Royce Group Plc	24,475	161,236
Royal & Sun Alliance Insurance Group Plc	34,320	58,718
Royal Bank of Scotland Group Plc	33,425	948,586
Royal Dutch Shell Plc, Class A	53,963	1,784,623
Royal Dutch Shell Plc, Class B	40,731	1,406,653
Sainsbury(J) Plc	17,026	83,935
Scottish & Southern Energy Plc	12,147	220,462
Scottish Power Plc	25,436	256,398
Serco Group Plc	5,487	24,824
Severn Trent Plc	6,080	106,274
Signet Group Plc	13,821	24,987
Slough Estates Plc	8,712	81,825
Smith & Nephew Plc	8,325	69,894
Smiths Group Plc	7,194	121,685
Stagecoach Group Plc	3,575	7,046
Tanjong Public Co., Ltd.	15,100	58,092
Tate & Lyle Plc	9,784	78,390
Taylor Woodrow Plc	5,768	32,988
Tesco Plc	83,631	456,538
The Sage Group Plc	15,606	63,447
Tomkins Plc	12,191	62,142
Unilever Plc	42,629	445,119
United Business Media Plc	2,758	26,925
Vodafone Group Plc	591,063	1,537,712
Whitbread Plc	5,283	88,476
William Hill Plc	8,400	86,377
Wimpey George Plc	3,857	29,117
Wolseley Plc	7,637	161,507
WPP Group plc	9,452	96,194
Yell Group Plc	6,152	51,894
		28,836,651

United States 41.6%
3Com Corp. (a)	1,300	5,304
3M Co.	10,800	792,288
99 Cents Only Stores (a)	200	1,850
A.G. Edwards, Inc.	500	21,905
Abbott Laboratories	21,800	924,320
Abercrombie & Fitch Co., Class A	300	14,955
Activision, Inc. (a)	600	12,270
Acxiom Corp.	300	5,616
Adesa, Inc.	200	4,420
Adobe Systems, Inc. (a)	14,000	417,900
Advanced Micro Devices, Inc. (a)	7,600	191,520
AES Corp. (a)	8,400	138,012
Aetna, Inc.	6,600	568,524
AFLAC, Inc.	1,100	49,830
AGCO Corp. (a)	200	3,640
Agilent Technologies, Inc. (a)	6,504	213,006
AGL Resources, Inc.	200	7,422
Air Products & Chemicals, Inc.	4,200	231,588
Albertson’s, Inc.	3,100	79,515
Alcoa, Inc.	14,000	341,880
Allete, Inc.	66	3,023
Alliant Energy Corp.	300	8,739
Allstate Corp.	1,000	55,290
Altera Corp. (a)	5,400	103,194
Altria Group, Inc.	26,517	1,954,568
Amazon.com, Inc. (a)	3,600	163,080
AMBAC Financial Group, Inc.	500	36,030
Ameren Corp.	2,600	139,074
American Electric Power Co., Inc.	5,400	214,380
American Express Co.	5,000	287,200
American Financial Group, Inc.	200	6,786
American International Group, Inc.	28,505	1,766,170
Amgen, Inc. (a)	19,200	1,529,664
AmSouth Bancorp	5,300	133,878
Anadarko Petroleum Corp.	4,900	469,175
Analog Devices, Inc.	4,500	167,130
Anheuser-Busch Cos., Inc.	13,400	576,736
AON Corp.	1,800	57,744
Apache Corp.	4,770	358,799
Apple Computer, Inc. (a)	11,800	632,598
Applera Corp.	3,096	71,951
Applied Materials, Inc.	22,400	379,904
Apria Healthcare Group, Inc. (a)	100	3,191
Archstone-Smith Trust	1,300	51,831
Arrow Electronics, Inc. (a)	800	25,088

Arthur J. Gallagher & Co.	200	5,762
ArvinMeritor, Inc.	200	3,344
Associated Banc-Corp.	51	1,554
Astoria Financial Corp.	300	7,926
Automatic Data Processing, Inc.	8,400	361,536
Avalonbay Communities, Inc.	400	34,280
Avnet, Inc. (a)	600	14,670
Avon Products, Inc.	13,700	369,900
Baker Hughes, Inc.	7,100	423,728
Bank of America Corp.	48,804	2,054,648
Bank of Hawaii Corp.	600	29,532
Bank of New York Co., Inc.	14,700	432,327
Barnes & Noble, Inc.	200	7,540
Barr Pharmaceuticals, Inc. (a)	300	16,476
Baxter International, Inc.	9,900	394,713
BB & T Corp.	7,200	281,160
BEA Systems, Inc. (a)	8,000	71,840
Beckman Coulter, Inc.	200	10,796
Becton, Dickinson & Co.	5,100	267,393
Bed Bath & Beyond, Inc. (a)	4,200	168,756
Belo Corp., Class A	400	9,144
Biogen Idec, Inc. (a)	5,135	202,730
Biomet, Inc.	4,200	145,782
BISYS Group, Inc. (a)	300	4,029
BJ Services Co.	3,800	136,762
BJ’s Wholesale Club, Inc. (a)	200	5,560
Black Hills Corp.	200	8,674
Blyth Industries, Inc.	100	2,229
Boeing Co.	10,100	686,295
Borders Group, Inc.	300	6,651
Boston Properties, Inc.	800	56,720
Boston Scientific Corp. (a)	8,700	203,319
Bowater, Inc.	200	5,654
Brinker International, Inc.	150	5,634
Brinks Co.	200	8,212
Bristol-Myers Squibb Co.	28,700	690,522
Broadcom Corp., Class A (a)	5,100	239,241
Burlington Northern Santa Fe Corp.	22,800	1,363,440
Burlington Resources, Inc.	7,800	634,296
Cabot Corp.	200	6,602
Cabot Microelectronics Corp. (a)	129	3,790
Cadence Design Systems, Inc. (a)	8,200	132,512
Campbell Soup Co.	7,000	208,250
Cardinal Health, Inc.	6,800	431,392
Caremark Rx, Inc. (a)	5,987	298,931
Catalina Marketing Corp.	200	4,548
Caterpillar, Inc.	10,200	599,250
CBRL Group, Inc.	200	6,732
CDW Corp.	200	11,784
Cendant Corp.	22,900	472,656

Ceridian Corp. (a)	500	10,375
Certegy, Inc.	300	12,006
CH Robinson Worldwide, Inc.	300	19,236
Charles River Laboratories International, Inc. (a)	100	4,362
Charles Schwab Corp.	22,000	317,460
Cheesecake Factory, Inc. (a)	300	9,372
ChevronTexaco Corp.	39,565	2,561,042
Chiron Corp. (a)	1,400	61,068
ChoicePoint, Inc. (a)	233	10,059
Chubb Corp.	3,000	268,650
Church & Dwight Co., Inc.	150	5,541
Cigna Corp.	3,100	365,366
Cinergy Corp.	2,400	106,584
Cisco Systems, Inc. (a)	99,400	1,782,242
Citigroup, Inc.	82,349	3,748,526
Citrix Systems, Inc. (a)	2,500	62,850
Clorox Co.	4,400	244,376
Coach, Inc. (a)	11,600	363,776
Coca-Cola Co.	41,500	1,792,385
Colonial Bancgroup, Inc.	200	4,480
Comcast Corp. Class A (a)	11,963	351,473
Comerica, Inc.	2,700	159,030
Commerce Bancorp, Inc.	400	12,276
Compass Bancshares, Inc.	300	13,749
Computer Associates International, Inc.	7,492	208,353
Computer Sciences Corp. (a)	2,800	132,468
ConAgra Foods, Inc.	15,300	378,675
Consolidated Edison, Inc.	3,300	160,215
Constellation Brands, Inc., Class A (a)	400	10,400
Constellation Energy Group, Inc.	2,400	147,840
Cooper Cameron Corp. (a)	200	14,786
Corning, Inc. (a)	19,250	372,103
Costco Wholesale Corp.	7,300	314,557
Coventry Health Care, Inc. (a)	35	3,011
CSX Corp.	1,100	51,128
CVS Corp.	8,400	243,684
Cytec Industries, Inc.	300	13,014
Cytyc Corp. (a)	300	8,055
D.R. Horton, Inc.	800	28,976
Danaher Corp.	5,700	306,831
Dean Foods Co. (a)	945	36,723
Deere & Co.	4,000	244,800
Dell, Inc. (a)	33,900	1,159,380
Dentsply International, Inc.	100	5,402
Devon Energy Corp.	7,346	504,229
DeVry, Inc. (a)	200	3,810
Diebold, Inc.	300	10,338
Discovery Holding Co. (a)	4,369	63,088
Dollar Tree Stores, Inc. (a)	350	7,578

Dominion Resources, Inc.	4,700	404,858
Donaldson Co., Inc.	400	12,212
Dover Corp.	3,800	155,002
Dow Chemical Co.	18,566	773,645
DPL, Inc.	322	8,952
DST Systems, Inc. (a)	400	21,932
DTE Energy Co.	2,300	105,478
Du Pont (E.I.) de Nemours & Co.	18,650	730,521
Duke Energy Corp.	12,800	373,376
Duke Realty Corp.	1,000	33,880
Dun & Bradstreet Corp. (a)	200	13,174
Eaton Corp.	2,600	165,230
Eaton Vance Corp.	400	9,928
eBay, Inc. (a)	10,400	428,480
Ecolab, Inc.	6,100	194,773
Edison International, Inc.	4,000	189,120
Edwards Lifesciences Corp. (a)	200	8,882
Electronic Arts, Inc. (a)	3,000	170,670
Electronic Data Systems Corp.	4,500	100,980
Eli Lilly & Co.	15,000	802,800
EMC Corp. (a)	34,330	444,230
Emerson Electric Co.	7,100	509,780
Emmis Communications Corp. (a)	300	6,627
Energizer Holdings, Inc. (a)	200	11,340
Energy East Corp.	500	12,595
ENSCO International, Inc.	400	18,636
Entercom Communications Corp. (a)	200	6,318
Entergy Corp.	3,100	230,392
EOG Resources, Inc.	1,800	134,820
Equitable Resources, Inc.	200	7,812
Equity Office Properties Trust	2,600	85,046
Equity Residential	1,700	64,345
Exelon Corp.	9,000	480,960
Expeditors International Washington, Inc.	300	17,034
Express Scripts, Inc. (a)	400	24,880
Exxon Mobil Corp.	96,918	6,158,170
Fastenal Co.	200	12,218
Federated Department Stores, Inc.	4,439	296,836
FedEx Corp.	4,700	409,511
Fidelity National Financial, Inc.	247	10,996
Fifth Third Bancorp	5,500	202,015
First Data Corp.	11,251	450,040
FirstEnergy Corp.	4,500	234,540
FirstMerit Corp.	200	5,358
Fisher Scientific International, Inc. (a)	224	13,899
Forest Oil Corp. (a)	300	15,630
FPL Group, Inc.	4,800	228,480
Freeport-McMoRan Copper & Gold, Inc., Class B	4,200	204,078
Furniture Brands International, Inc.	200	3,606

Gamestop Corp., Class B (a)	84	2,385
Gannett Co., Inc.	8,800	605,704
Gap, Inc. (The)	9,125	159,049
GATX Corp.	400	15,820
Genentech, Inc. (a)	7,200	606,312
General Dynamics Corp.	2,500	298,875
General Electric Co.	143,300	4,824,911
General Growth Properties, Inc.	1,400	62,902
General Mills, Inc.	8,300	400,060
Gentex Corp.	400	6,960
Genzyme Corp. (a)	3,400	243,576
Georgia-Pacific Corp.	5,000	170,300
Gilead Sciences, Inc. (a)	7,700	375,452
Gillette Co.	20,900	1,216,380
Goldman Sachs Group, Inc.	5,500	668,690
Google, Inc., Class A (a)	600	189,876
Great Plains Energy, Inc.	200	5,982
GTECH Holdings Corp.	400	12,824
Guidant Corp.	5,500	378,895
H&R Block, Inc.	9,800	235,004
H.J. Heinz Co.	9,900	361,746
Halliburton Co.	10,500	719,460
Harrah’s Entertainment, Inc.	3,243	211,411
Harris Corp.	600	25,080
Harsco Corp.	500	32,785
Harte-Hanks, Inc.	300	7,929
Hartford Financial Services Group, Inc.	700	54,019
HCC Insurance Holdings, Inc.	150	4,280
Health Net, Inc. (a)	2,900	137,228
Helmerich & Payne, Inc.	100	6,039
Henry (Jack) & Associates	300	5,820
Henry Schein, Inc. (a)	200	8,524
Herman Miller, Inc.	300	9,090
Hewlett-Packard Co.	42,900	1,252,680
Hibernia Corp., Class A	500	15,020
Hillenbrand Industries, Inc.	100	4,705
Hilton Hotels Corp.	20,500	457,560
HNI Corp.	300	18,066
Home Depot, Inc.	23,000	877,220
Honeywell International, Inc.	11,900	446,250
Hormel Foods Corp.	200	6,598
Hospira, Inc. (a)	2,980	122,091
Hospitality Properties Trust	200	8,572
Host Marriott Corp.	2,400	40,560
Hubbell, Inc., Class B	300	14,079
Idacorp, Inc.	300	9,039
Illinois Tool Works, Inc.	4,600	378,718
Independence Community Bank Corp.	100	3,409
IndyMac Bancorp, Inc.	500	19,790
Intel Corp.	96,600	2,381,190

International Business Machines Corp.	25,100	2,013,522
International Game Technology	5,500	148,500
International Paper Co.	9,565	285,037
International Speedway Corp.	200	10,494
Intersil Corp., Class A	500	10,890
Intuit, Inc. (a)	2,200	98,582
Investors Financial Services Corp.	200	6,580
IVAX Corp. (a)	625	16,475
J.M. Smucker Co.	100	4,854
J.P. Morgan Chase & Co.	48,481	1,644,960
Jabil Circuit, Inc. (a)	100	3,092
Jacobs Engineering Group, Inc. (a)	100	6,740
JDS Uniphase Corp. (a)	20,300	45,066
Johnson & Johnson	43,500	2,752,680
Juniper Networks, Inc. (a)	5,900	140,361
Kemet Corp. (a)	700	5,866
Kerr-McGee Corp.	1,394	135,371
KeyCorp	5,600	180,600
KeySpan Corp.	2,100	77,238
Kimberly-Clark Corp.	8,800	523,864
Kimco Realty Corp.	1,400	43,988
Kinder Morgan, Inc.	2,300	221,168
Kla-Tencor Corp.	2,500	121,900
Kohl’s Corp. (a)	4,000	200,720
Kraft Foods, Inc.	8,600	263,074
Krispy Kreme Doughnuts, Inc. (a)	100	626
Kroger Co. (a)	4,300	88,537
L-3 Communications Holdings, Inc.	200	15,814
Laboratory Corp. of America Holdings (a)	3,900	189,969
Labranche & Co., Inc. (a)	300	2,607
Lancaster Colony Corp.	100	4,300
Lear Corp.	200	6,794
Lee Enterprises, Inc.	200	8,496
Legg Mason, Inc.	450	49,361
Lehman Brothers Holdings, Inc.	4,389	511,231
Leucadia National Corp.	150	6,465
Lexmark International, Inc., Class A (a)	2,300	140,415
Liberty Global Inc. (a)	2,324	59,843
Liberty Global Inc. Class A (a)	2,324	62,934
Liberty Media Corp., Class A (a)	43,698	351,769
Limited Brands, Inc.	7,100	145,053
Lincare Holdings, Inc. (a)	300	12,315
Lincoln National Corp.	2,815	146,436
Linear Technology Corp.	3,800	142,842
Liz Claiborne, Inc.	3,600	141,552
Lockheed Martin Corp.	5,400	329,616
Lowe’s Cos., Inc.	7,900	508,760
Lubrizol Corp.	100	4,333
Lucent Technologies, Inc. (a)	61,100	198,575
Lyondell Chemical Co.	500	14,310

M & T Bank Corp.	169	17,865
Manpower, Inc.	300	13,317
Marathon Oil Corp.	6,700	461,831
Marsh & McLennan Cos., Inc.	1,500	45,585
Martin Marietta Materials	200	15,692
Masco Corp.	7,700	236,236
Maxim Integrated Products, Inc.	4,300	183,395
MBIA, Inc.	2,700	163,674
MBNA Corp.	5,350	131,824
McAfee, Inc. (a)	600	18,852
McDonald’s Corp.	20,600	689,894
McKesson Corp.	3,283	155,778
MDU Resources Group, Inc.	600	21,390
MeadWestvaco Corp.	7,500	207,150
Medco Health Solutions, Inc. (a)	4,473	245,255
Media General, Inc., Class A	100	5,801
MedImmune, Inc. (a)	3,500	117,775
Medtronic, Inc.	18,700	1,002,694
Mellon Financial Corp.	9,600	306,912
Mentor Graphics Corp. (a)	500	4,300
Mercantile Bankshares Corp.	200	10,776
Merck & Co., Inc.	32,400	881,604
Mercury Interactive Corp. (a)	2,300	91,080
Merrill Lynch & Co., Inc.	16,400	1,006,140
Metlife, Inc.	1,300	64,779
Michaels Stores, Inc.	400	13,224
Microchip Technology, Inc.	2,600	78,312
Micron Technology, Inc. (a)	8,600	114,380
Microsoft Corp.	133,200	3,427,236
Millennium Pharmaceuticals, Inc. (a)	4,849	45,241
Mobile Telesystems - ADR	6,600	268,488
Mohawk Industries, Inc. (a)	200	16,050
MoneyGram International, Inc.	400	8,684
Monsanto Co.	5,712	358,428
Moody’s Corp.	2,200	112,376
Mosaic Co. (a)	300	4,806
Motorola, Inc.	33,100	731,179
Murphy Oil Corp.	600	29,922
National City Corp.	7,613	254,579
National Fuel Gas Co.	200	6,840
National Instruments Corp.	600	14,784
National-Oilwell Varco, Inc. (a)	367	24,149
Neiman-Marcus Group, Inc., Class A	200	19,990
Network Appliance, Inc. (a)	6,200	147,188
New Plan Excel Realty Trust	400	9,180
New York Community Bancorp, Inc.	593	9,725
Newmont Mining Corp.	8,200	386,794
News Corp., Class A	9,945	155,043
News Corp., Class B	6,948	114,642
NiSource, Inc.	5,949	144,263

Noble Energy, Inc.	600	28,140
Norfolk Southern Corp.	4,500	182,520
North Fork Bancorp, Inc.	709	18,080
Northeast Utilities	700	13,965
Northrop Grumman Corp.	5,100	277,185
Novellus Systems, Inc. (a)	2,500	62,700
NSTAR	400	11,568
Nucor Corp.	3,200	188,768
Occidental Petroleum Corp.	5,100	435,693
OGE Energy Corp.	300	8,430
Old Republic International Corp.	450	12,002
Omnicare, Inc.	300	16,869
Omnicom Group, Inc.	5,200	434,876
Oracle Corp. (a)	50,800	629,412
Outback Steakhouse, Inc.	200	7,320
PACCAR, Inc.	2,550	173,120
Packaging Corporation of America	300	5,823
Parker Hannifin Corp.	2,200	141,482
Patterson - UTI Energy, Inc.	600	21,648
Patterson Co., Inc. (a)	400	16,012
Paychex, Inc.	5,300	196,524
Payless ShoeSource, Inc. (a)	200	3,480
Pentair, Inc.	400	14,600
Pepco Holdings, Inc.	300	6,981
PepsiCo, Inc.	38,100	2,160,651
PETsMART, Inc.	400	8,712
Pfizer, Inc.	112,060	2,798,138
PG&E Corp.	5,800	227,650
Phelps Dodge Corp.	1,800	233,874
Pier 1 Imports, Inc.	300	3,381
Pioneer Natural Resources Co.	300	16,476
Pitney Bowes, Inc.	3,400	141,916
Plexus Corp. (a)	300	5,127
Plum Creek Timber Co., Inc.	1,500	56,865
PMI Group, Inc.	200	7,974
PNC Financial Services Group, Inc.	4,000	232,080
PNM Resources, Inc.	450	12,902
PPG Industries, Inc.	2,000	118,380
PPL Corp.	5,200	168,116
Praxair, Inc.	7,100	340,303
Pride International, Inc. (a)	400	11,404
Procter & Gamble Co.	32,700	1,944,342
Progress Energy, Inc.	3,200	143,200
Progressive Corp.	500	52,385
ProLogis	1,200	53,172
Protective Life Corp.	200	8,236
Prudential Financial, Inc.	6,630	447,923
Public Service Enterprise Group, Inc.	3,300	212,388
Public Storage, Inc.	600	40,200
Puget Energy, Inc.	200	4,696

QLogic Corp. (a)	1,700	58,140
QUALCOMM, Inc.	23,200	1,038,200
Quest Diagnostics, Inc.	4,400	222,376
Questar Corp.	300	26,436
Radian Group, Inc.	300	15,930
Raytheon Co.	6,300	239,526
Reader’s Digest Association, Inc., Class A	300	4,791
Regions Financial Corp.	7,500	233,400
Republic Services, Inc.	400	14,116
Reynolds & Reynolds Co., Class A	500	13,705
Rockwell Automation, Inc.	3,300	174,570
Rockwell Collins, Inc.	2,400	115,968
Rohm & Haas Co.	2,900	119,277
Ross Stores, Inc.	400	9,480
RPM, Inc.	400	7,360
Safeway, Inc.	3,400	87,040
Saint Paul Travelers Cos., Inc.	1,369	61,427
Saks, Inc. (a)	500	9,250
SanDisk Corp. (a)	1,000	48,250
Sanmina-SCI Corp. (a)	8,200	35,178
Sara Lee Corp.	21,000	397,950
SCANA Corp.	478	20,191
Schlumberger, Ltd.	17,500	1,476,650
Scholastic Corp. (a)	100	3,696
Scientific-Atlanta, Inc.	2,400	90,024
SEI Investments Co.	300	11,274
Sempra Energy	2,900	136,474
Siebel Systems, Inc.	9,400	97,102
Simon Property Group, Inc.	1,400	103,768
Six Flags, Inc. (a)	600	4,314
SLM Corp.	2,300	123,372
Smith International, Inc.	800	26,648
Smithfield Foods, Inc. (a)	300	8,904
Solectron Corp. (a)	12,300	48,093
Sonoco Products Co.	300	8,193
Southern Co.	10,100	361,176
Southwest Airlines Co.	4,100	60,885
Sovereign Bancorp, Inc.	900	19,836
SPX Corp.	1,400	64,330
St. Jude Medical, Inc. (a)	5,400	252,720
Stancorp Financial Group, Inc.	100	8,420
Staples, Inc.	10,275	219,063
Starbucks Corp. (a)	7,700	385,770
Starwood Hotels & Resorts Worldwide, Inc.	9,900	565,983
State Street Corp.	6,900	337,548
Steris Corp.	100	2,379
Stryker Corp.	4,000	197,720
Sun Microsystems, Inc. (a)	48,300	189,336
SunTrust Banks, Inc.	4,400	305,580
Superior Industries International, Inc.	100	2,152

SVB Financial Group (a)	400	19,456
Swift Transportation Co., Inc. (a)	300	5,310
Sybase, Inc. (a)	800	18,736
Synopsys, Inc. (a)	2,200	41,580
Synthes, Inc.	750	87,714
Target Corp.	9,700	503,721
TCF Financial Corp.	400	10,700
Td Banknorth Inc.	245	7,384
Tech Data Corp. (a)	200	7,342
Teleflex, Inc.	400	28,200
Telephone & Data Systems, Inc.	200	7,800
Telephone & Data Systems, Inc.	200	7,510
Tellabs, Inc. (a)	302	3,177
Tenet Healthcare Corp. (a)	9,150	102,755
Teradyne, Inc. (a)	2,800	46,200
Texas Instruments, Inc.	28,800	976,320
Textron, Inc.	1,500	107,580
Tidewater, Inc.	400	19,468
Timberland Co., Class A (a)	200	6,756
Time Warner, Inc.	46,000	833,060
TJX Cos., Inc.	7,700	157,696
Tootsie Roll Industries, Inc.	20	635
TreeHouse Foods, Inc. (a)	189	5,080
Triad Hospitals, Inc. (a)	200	9,054
Triquint Semiconductor, Inc. (a)	600	2,112
TXU Corp.	3,800	428,944
Tyco International, Ltd.	29,000	807,650
Tyson Foods, Inc., Class A	738	13,321
U.S. Bancorp	24,250	680,940
Uniao de Bancos Brasileiros SA - GDR	1,900	99,940
Union Pacific Corp.	3,000	215,100
United Parcel Service, Inc., Class B	10,900	753,517
United Rentals, Inc. (a)	600	11,826
United Technologies Corp.	14,800	767,232
UnitedHealth Group, Inc.	26,254	1,475,475
Unitrin, Inc.	200	9,492
Universal Health Services, Inc., Class B	100	4,763
UnumProvident Corp.	3,000	61,500
Valassis Communications, Inc. (a)	200	7,796
Valero Energy Corp.	1,872	211,648
Valspar Corp.	400	8,944
Varian Medical Systems, Inc. (a)	200	7,902
Vectren Corp.	100	2,835
Vertex Pharmaceuticals, Inc. (a)	300	6,705
Viacom, Inc., Class B	32,423	1,070,283
Viad Corp.	100	2,735
Vishay Intertechnology, Inc. (a)	1,100	13,145
Vornado Realty Trust	800	69,296
Vulcan Materials Co.	2,350	174,394
Wachovia Corp.	20,994	999,104

Waddell & Reed Financial, Inc., Class A	400	7,744
Walgreen Co.	10,300	447,535
Wal-Mart Stores, Inc.	46,000	2,015,720
Walt Disney Co.	37,500	904,875
Waste Management, Inc.	23,500	672,335
Waters Corp. (a)	400	16,640
Webster Financial Corp.	200	8,992
WellPoint, Inc. (a)	12,800	970,496
Wells Fargo & Co.	21,000	1,229,970
Westamerica Bancorporation	100	5,165
Westar Energy, Inc.	600	14,478
Westwood One, Inc.	300	5,967
Weyerhaeuser Co.	4,950	340,313
Whole Foods Market, Inc.	200	26,890
Williams-Sonoma, Inc. (a)	300	11,505
Wilmington Trust Corp.	100	3,645
Wind River Systems, Inc. (a)	600	7,758
Wisconsin Energy Corp.	300	11,976
Wyeth	19,700	911,519
Xcel Energy, Inc.	5,500	107,855
Xerox Corp. (a)	12,000	163,800
Xilinx, Inc.	4,500	125,325
XTO Energy, Inc.	2,266	102,695
Yahoo!, Inc. (a)	16,900	571,896
Yum! Brands, Inc.	6,900	334,029
Zimmer Holdings, Inc. (a)	4,260	293,471
		139,962,702

Total Common Stocks		311,420,173

Preferred Stocks 0.9%
Brazil 0.8%
Ambev Cia De Bebid	400,244	149,854
Aracruz Celulos, SA	10,492	42,341
Banco Bradesco, SA	4,500	219,532
Banco Itau Holding Financeira	1,022	244,021
Braxil Telecom Participacoes, SA	5,653,545	48,165
Caemi Mineracao e Metalurgica	39,500	62,698
Companhia Energetica de Minas Gerais	2,367,500	90,233
Companhia Vale do Rio Doce	13,481	525,107
Contax Participacoes, SA	6,605	4,117
Electrobras, SA	2,686,069	51,789
Embratel Participacoes SA (a)	2,947,812	6,873
Empresa Brasileira de Aeronautica, SA	8,443	82,530
Gerdau SA - ADR	5,250	78,790
Klabin, SA	14,500	29,908
Petroleo Brasileiro, SA	52,000	831,226
Sadia, SA	11,500	34,548
Sider De Tubarao Npv	346,001	25,133
Tele Centro Oeste	1,931	18,018

Tele Norte Leste Participacoes	6,605	108,810
Telesp Celular Participacoes SA (a)	4,067	16,230
Usiminas, SA	2,500	58,179
Votorantim Celulose e Papel, SA	1,971	26,292
		2,754,394

Germany 0.0%
Porsche, AG	48	36,906
ProSieben SAT.1 Media, AG	597	10,318
Volkswagen, AG	747	34,098
		81,322

Russia 0.1%
Surgutneftegaz - ADR	3,500	303,975

Total Preferred Stocks		3,139,691

Total Long-Term Investments 93.4%
(Cost $223,196,833)		314,559,864

Repurchase Agreement 4.0%
State Street Bank & Trust Co. ($13,458,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 3.65%, dated 10/31/05, to be sold on 11/01/05 at $13,462,093)
(Cost $13,458,000)		13,458,000

Total Investments 97.4%
(Cost $236,654,833)		328,017,864

Foreign Currency 1.4%
(Cost $4,583,833)		4,545,668

Other Assets in Excess of Liabilities 1.2%		4,145,377

Net Assets 100.0%		$336,708,909

Percentages are calculated as a percentage of net assets.
(a)		Non-income producing security as this stock currently does not declare dividends.
ADR	-	American Depositary Receipt
CVA	-	Certification Van Aandelen
GDR	-	Global Depositary Receipt

Forward Currency Contracts outstanding as of September 30, 2005:

	In Exchange	Current	Unrealized Appreciation/
	For	Value	Depreciation
Long Contracts:
Australian Dollar,
1,948,103 expiring 11/17/05	US$	$1,482,392	$(7,108)
Swiss Franc,
3,540,855 expiring 11/17/05	US$	2,746,891	(78,109)
Euro,
1,059,063 expiring 11/17/05	US$	1,275,895	(51,577)
Euro,
306,478 expiring 12/15/05	US$	369,787	(8,386)
Euro,
5,294,224 expiring 12/15/05	US$	6,387,838	(132,475)
Euro,
2,526,510 expiring 12/15/05	US$	3,048,405	(67,616)
Euro,
3,980,295 expiring 12/15/05	US$	4,802,494	(108,394)
Pound Sterling,
4,875,947 expiring 11/17/05	US$	8,593,547	(386,923)
Japanese Yen,
355,500,000 expiring 12/15/05	US$	3,158,139	(88,006)
Japanese Yen,
32,385,180 expiring 12/15/05	US$	287,699	(7,361)
			(935,955)
Short Contracts:
Euro,
915,800 expiring 12/15/05	US$	$1,104,974	$23,960
Euro,
1,616,910 expiring 12/15/05	US$	1,950,911	42,303
Euro,
1,125,227 expiring 12/15/05	US$	1,357,662	29,844
Euro,
93,521 expiring 12/15/05	US$	112,839	2,409
Hong Kong Dollar
8,523,635 expiring 11/17/05	US$	1,098,500	(1,500)
Hong Kong Dollar
28,940,478 expiring 11/17/05	US$	3,729,760	(4,158)
Japanese Yen
722,412,902 expiring 11/17/05	US$	6,397,268	228,732
Japanese Yen
704,318,550 expiring 11/17/05	US$	6,237,035	242,675
Japanese Yen
55,925,409 expiring 11/17/05	US$	495,243	739
Singapore Dollar,
4,436,777 expiring 11/17/05	US$	2,626,837	51,163
			616,167
			$(319,788)

Futures Contracts outstanding as of September 30, 2005:

		Unrealized
		Appreciation/
	Contracts	Depreciation
Long Contracts:
CAC 40 10 Euro Index-December 2005 (Current Notional Value of $55,522 per contract)	34	41,259
DAX Index-December 2005 (Current Notional Value of $152,716 per contract)	13	14,016

Hang Seng Stock Index-October 2005 (Current Notional Value of $99,513 per contract)	57	42,927
S&P 500 Index-December 2005 (Current Notional Value of $308,575 per contract)	16	(49,080)
Topix Index-December 2005 (Current Notional Value of $124,272 per contract)	33	380,469
	153	$429,591

Global Equity Allocation Fund - Summary of Long-Term Investments by Industry

Industry	Value	Percent of Net Assets

Diversified Banks	$33,819,420	10.0%
Integrated Oil & Gas	26,002,557	7.7
Pharmaceuticals	19,568,543	5.8
Industrial Conglomerates	8,713,043	2.6
Other Diversified Financial Services	8,616,211	2.6
Oil & Gas Exploration & Production	8,376,518	2.5
Electric Utilities	7,806,959	2.3
Communications Equipment	6,915,308	2.1
Computer Hardware	5,978,324	1.8
Automobile Manufacturers	5,695,037	1.7
Packaged Foods & Meats	5,649,302	1.7
Diversified Metals & Mining	5,534,219	1.6
Semiconductors	5,160,716	1.5
Integrated Telecommunication Services	5,136,928	1.5
Systems Software	4,805,500	1.4
Real Estate Management & Development	4,423,515	1.3
Aerospace & Defense	4,156,103	1.2
Soft Drinks	4,035,199	1.2
Health Care Equipment	3,916,743	1.2
Industrial Machinery	3,577,172	1.1
Managed Health Care	3,520,100	1.0
Household Products	3,516,820	1.0
Movies & Entertainment	3,429,380	1.0
Multi-line Insurance	3,387,624	1.0
Biotechnology	3,364,375	1.0
Railroads	3,309,824	1.0
Diversified Chemicals	3,287,167	1.0
Regional Banks	3,177,506	0.9
Tobacco	3,136,103	0.9
Investment Banking & Brokerage	3,080,310	0.9
Oil & Gas Equipment & Services	2,958,373	0.9
Hypermarkets & Super Centers	2,916,472	0.9
Steel	2,870,816	0.9
Wireless Telecommunication Services	2,814,297	0.8
Life & Health Insurance	2,771,438	0.8
Electronic Equipment Manufacturers	2,465,698	0.7
Property & Casualty	2,438,208	0.7
Consumer Electronics	2,168,600	0.6
Diversified Capital Markets	2,058,463	0.6
Air Freight & Logistics	2,024,471	0.6
Restaurants	2,024,361	0.6
Publishing	1,959,552	0.6
Hotels, Resorts & Cruise Lines	1,952,462	0.6
Multi-Utilities	1,947,028	0.6
Gas Utilities	1,904,293	0.6
Consumer Finance	1,895,223	0.6
Construction Materials	1,839,102	0.5
Trading Companies & Distributors	1,799,273	0.5
Paper Products	1,748,496	0.5
Broadcasting & Cable TV	1,708,926	0.5
Real Estate Investment Trusts	1,708,570	0.5
Personal Products	1,701,572	0.5
Specialty Chemicals	1,614,272	0.5
Brewers	1,597,625	0.5
Food Retail	1,507,178	0.5
Office Electronics	1,481,084	0.4
Home Improvement Retail	1,461,205	0.4
Building Products	1,378,636	0.4
Electrical Components & Equipment	1,366,813	0.4
Oil & Gas Refining & Marketing	1,309,625	0.4

Department Stores	1,304,342	0.4
Trucks	1,303,081	0.4
Data Processing & Outsourcing Services	1,298,574	0.4
Internet Software & Services	1,279,187	0.4
Oil & Gas Drilling	1,225,537	0.4
Application Software	1,211,284	0.4
Industrial Gases	1,187,575	0.4
Construction & Engineering	1,173,641	0.4
Apparel, Accessories & Luxury Goods	1,167,708	0.4
Traders	1,166,184	0.4
Health Care Services	1,165,062	0.3
Apparel Retail	1,155,290	0.3
Commodity Chemicals	1,102,584	0.3
Semiconductor Equipment	1,079,331	0.3
Fertilizers & Agricultural Chemicals	1,068,991	0.3
Gold	1,008,155	0.3
Computer Storage & Peripherals	963,509	0.3
Diversified Commercial & Professional Services	957,475	0.3
Auto Parts & Equipment	946,166	0.3
Asset Management & Custody Banks	911,504	0.3
Casinos & Gaming	879,459	0.3
IT Consulting & Other Services	814,720	0.2
Specialized Finance	801,602	0.2
Drug Retail	794,114	0.2
Environmental & Facilities Services	755,601	0.2
Aluminum	722,309	0.2
Distillers & Vintners	706,889	0.2
Oil & Gas Storage & Transportation	704,297	0.2
Homebuilding	685,674	0.2
Construction Machinery	668,038	0.2
Health Care Distributors	650,895	0.2
Highways & Railtracks	647,040	0.2
Advertising	636,137	0.2
General Merchandise Stores	615,936	0.2
Housing	596,783	0.2
Internet Retail	591,560	0.2
Supermarkets	588,665	0.2
Tires & Rubber	580,904	0.2
Heavy Electrical Equipment	529,870	0.2
Home Entertainment Software	513,846	0.2
Wireless Communications	476,210	0.1
Marine	473,632	0.1
Electronic Manufacturing Services	455,619	0.1
Photographic Products	443,026	0.1
Airlines	429,055	0.1
Forest Products	367,489	0.1
Water Utilities	314,493	0.1
Specialty Stores	293,395	0.1
Metals	287,314	0.1
Computer & Electronics Retail	267,493	0.1
Commercial Printing	250,423	0.1
Airport Services	249,283	0.1
Trucking	240,089	0.1
Specialized Consumer Services	235,004	0.1
Office Services & Supplies	234,447	0.1
Thrifts & Mortgage Finance	216,469	0.1
Diversified Manufacturing	199,763	0.1
Homefurnishing Retail	197,286	0.1
Household Appliances	187,559	0.1
Marine Ports & Services	166,438	0.1
Health Care Facilities	158,698	0.1
Leisure Facilities	158,361	0.1
Distributors	152,898	0.0
Reinsurance	145,088	0.0
Metal & Glass Containers	140,196	0.0
Paper Packaging	131,962	0.0
Catalog Retail	128,184	0.0
Leisure Products	117,960	0.0
Insurance Brokers	109,091	0.0
Technology Distributors	88,355	0.0

Footwear	85,801	0.0
Human Resources & Employment Services	83,908	0.0
Automotive Retail	72,066	0.0
Alternative Carriers	60,879	0.0
Health Care Supplies	51,850	0.0
Education Services	45,336	0.0
Precious Metals & Minerals	41,367	0.0
Diversified Media	30,792	0.0
Motorcycle Manufacturers	28,920	0.0
Housewares & Specialties	23,418	0.0
Home Furnishings	19,656	0.0
Textile	18,559	0.0
Home Construction	14,876	0.0
Telecommunications	12,514	0.0
Multi-Sector Holdings	6,465	0.0
	$314,559,864	93.4%

Van Kampen Global Franchise Fund

Portfolio of Investments September 30, 2005 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 99.8%
Canada 2.3%
Torstar Corp., Class B	2,449,226	$48,984,520

Finland 4.2%
Kone Oyj, Class B (a)	1,331,707	90,428,887

France 8.6%
Groupe Danone	736,108	79,312,545
Pernod-Ricard, SA	305,510	53,938,316
Sanofi-Aventis, SA	623,949	51,555,126
		184,805,987

Netherlands 9.1%
Reed Elsevier NV	3,873,858	53,448,514
Royal Numico NV (a)	1,837,549	80,409,926
Wolters Kluwer NV-CVA	3,246,120	60,392,858
		194,251,298

Spain 4.0%
Altadis, SA	1,607,479	72,003,690
Zardoya Otis, SA	488,011	13,636,491
		85,640,181

Sweden 4.2%
Swedish Match AB	7,633,730	91,063,498

Switzerland 8.1%
Nestle, SA (Registered)	330,653	96,803,899
Novartis AG	1,518,470	77,005,566
		173,809,465

United Kingdom 37.1%
British American Tobacco Plc	8,596,571	180,586,852
Cadbury Schweppes Plc	13,176,350	132,935,283
GCap Media Plc	3,712,984	20,956,665
Diageo Plc	5,781,296	83,105,913
GlaxoSmithKline Plc	3,454,952	87,873,190
Imperial Tobacco Group Plc	2,362,962	67,684,913
Reckitt Benckiser Plc	3,279,069	99,883,098
SMG Plc	13,249,961	21,909,627

Unilever Plc	5,308,797	55,432,816
WPP Group Plc	4,385,221	44,628,923
		794,997,280

United States 22.2%
Altria Group, Inc.	1,415,981	104,371,959
Bristol-Myers Squibb Co.	2,429,249	58,447,731
Brown-Forman Corp., Class B	874,950	52,094,523
Harley-Davidson, Inc.	1,033,642	50,069,618
Kimberly-Clark Corp.	1,053,897	62,738,488
Merck & Co., Inc.	2,379,519	64,746,712
New York Times Co., Class A	1,835,917	54,618,531
Scotts Miracle-Gro Co., Class A	331,995	29,192,320
		476,279,882

Total Investments 99.8%
(Cost $1,720,423,659)		2,140,260,998

Foreign Currency 0.1%
(Cost $1,372,147)		1,372,933

Other Assets in Excess of Liabilities 0.1%		2,783,423

Net Assets 100.0%		$2,144,417,354

Percentages are calculated as a percentage of net assets.
(a)		Non-income producing security as this stock currently does not declare dividends.
CVA	-	Certification Van Aandelen

Forward foreign currency contracts outstanding as of September 30, 2005:

	In Exchange For	Current Value	Unrealized Appreciation/ Depreciation
Short Contracts:
British Pound, 233,300,000 expiring 10/21/05	US$	$411,335,939	$(6,060,010)

Van Kampen Global Value Equity Fund

Portfolio of Investments September 30, 2005 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 96.0%
Australia 2.2%
Boral, Ltd.	371,491	$2,286,224
Foster’s Group, Ltd.	498,973	2,218,414
National Australia Bank, Ltd.	149,175	3,759,798
		8,264,436

Bermuda 2.3%
Tyco International, Ltd.	313,419	8,728,719

Cayman Islands 0.8%
XL Capital, Ltd.	46,126	3,137,952

France 5.6%
BNP Paribas, SA	67,681	5,144,905
Lafarge, SA	45,823	4,031,296
Sanofi-Aventis	65,462	5,408,938
Total, SA	23,162	6,321,836
		20,906,975

Germany 1.4%
BASF, AG	27,683	2,079,425
BMW, AG	63,727	2,991,615
		5,071,040

Hong Kong 0.6%
Hong Kong Electric Holdings, Ltd.	435,500	2,152,981

Ireland 2.1%
Bank of Ireland	280,047	4,425,952
Kerry Group Plc, Ser A	153,735	3,589,956
		8,015,908

Italy 3.2%
ENI S.p.A.	261,702	7,771,947
Telecom Italia S.p.A.	1,594,356	4,435,947
		12,207,894

Japan 8.5%
Canon, Inc.	83,100	4,487,341
Fuji Photo Film Co., Ltd.	113,700	3,745,930
Kao Corp.	171,000	4,210,227
Mitsui Sumitomo Insurance Co., Ltd.	196,000	2,268,710
Sumitomo Electric Industries, Ltd.	353,600	4,765,751
Takeda Pharmaceutical Co., Ltd.	113,700	6,770,719
Toyota Motor Corp.	42,900	1,965,116
Astellas Pharma, Inc.	104,100	3,915,671
		32,129,465

Netherlands 2.1%
Koninklijke Royal Philips Electronics, NV	57,838	1,536,923
Unilever, NV CVA	52,326	3,719,824
Wolters Kluwer, NV CVA	134,444	2,501,281
		7,758,028

New Zealand 0.9%
Telecom Corp.	837,170	3,486,256

Republic of Korea 0.9%
SK Telecome Co., Ltd. - ADR	145,193	3,171,015

Spain 2.0%
Banco Bilbao Vizcaya Argentaria, SA	213,671	3,746,717
Telefonica, SA	224,344	3,672,329
		7,419,046

Switzerland 5.4%
Nestle, SA (Registered)	26,633	7,797,232
Novartis, AG	99,515	5,046,665
Syngenta, AG (Registered) (a)	34,776	3,639,989
UBS, AG (Registered)	47,047	3,997,659
		20,481,545

Taiwan-Republic of China 0.7%
Chunghwa Telecom Co., Ltd. - ADR	150,417	2,784,219

United Kingdom 20.0%
Amvescap Plc	283,621	1,840,922
BAA Plc	226,300	2,490,682
Barclays Plc	458,334	4,632,184
Cadbury Schweppes Plc	650,673	6,564,595
Diageo Plc	286,946	4,124,838
GlaxoSmithKline Plc	402,398	10,234,584
Imperial Tobacco Group Plc	233,208	6,680,033
Reed Elsevier Plc	678,804	6,279,701
Rentokil Initial Plc	528,939	1,541,687
Rolls-Royce Group Plc	933,759	6,151,408
Royal Bank of Scotland Group Plc	207,841	5,898,429
Royal Dutch Shell Plc - ADR	130,980	8,597,527

Vodafone Group Plc	2,367,327	6,158,847
William Morrison Supermarkets Plc	750,773	2,353,788
WPP Group Plc	195,948	1,994,186
		75,543,411

United States 37.3%
Alcoa, Inc.	102,927	2,513,477
Altria Group, Inc.	118,875	8,762,276
American Electric Power Co., Inc.	102,150	4,055,355
American International Group, Inc.	33,395	2,069,154
BJ’s Wholesale Club, Inc. (a)	116,130	3,228,414
Boeing Co.	152,240	10,344,708
Bristol-Myers Squibb Co.	190,382	4,580,591
ChevronTexaco Corp.	77,016	4,985,246
Citigroup, Inc.	330,099	15,026,107
Exxon Mobil Corp.	29,625	1,882,373
First Data Corp.	94,055	3,762,200
Freddie Mac	62,267	3,515,595
General Dynamics Corp.	16,405	1,961,218
Georgia-Pacific Corp.	70,667	2,406,918
Hewlett-Packard Co.	179,138	5,230,830
International Business Machines Corp.	104,905	8,415,479
McDonald’s Corp.	149,947	5,021,725
Mellon Financial Corp.	138,900	4,440,633
Merrill Lynch & Co., Inc.	76,954	4,721,128
New York Times Co., Class A	56,547	1,682,273
Northrop Grumman Corp.	56,422	3,066,536
Pfizer, Inc.	210,167	5,247,870
Prudential Financial, Inc.	34,777	2,349,534
Saint Paul Travelers, Inc.	112,706	5,057,118
SBC Communications, Inc.	77,221	1,850,987
Schering-Plough Corp.	265,516	5,589,112
Verizon Communications, Inc.	112,616	3,681,417
Viacom, Inc., Class B	103,115	3,403,826
Wyeth, Inc.	179,621	8,311,064
Xerox Corp. (a)	271,493	3,705,879
		140,869,043

Total Long-Term Investments 96.0% (Cost $297,286,005)		362,127,933

Repurchase Agreement 3.9%
State Street Bank & Trust Co. ($14,778,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 3.65%, dated 09/30/05, to be sold on 10/03/05 at $14,782,495) (Cost $14,778,000)		14,778,000

Total Investments 99.9% (Cost $312,064,005)		376,905,933

Foreign Currency 0.0% (Cost $32,050)	31,430

Other Assets in Excess of Liabilities 0.1%	373,411

Net Assets 100.0%	$377,310,774

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security as this stock currently does not declare dividends.
ADR -	American Depositary Receipt
CVA -	Certification Van Aandelen

Summary of Long Term Investments by Industry Classification

	Market	Percent of
Industry	Value	Net Assets
Pharmaceuticals	$55,105,213	14.6%
Integrated Oil & Gas	29,558,929	7.8
Diversified Banks	27,607,985	7.3
Aerospace & Defense	21,523,869	5.7
Packaged Foods & Meats	20,946,259	5.6
Integrated Telecommunication Services	19,911,156	5.3
Other Diversified Financial Services	19,747,234	5.2
Tobacco	15,442,309	4.1
Computer Hardware	13,646,309	3.6
Property & Casualty	10,463,780	2.8
Publishing	10,463,255	2.8
Wireless Telecommunication Services	9,329,862	2.5
Industrial Conglomerates	8,728,719	2.3
Office Electronics	8,193,221	2.2
Construction Materials	6,317,520	1.7
Asset Management & Custody Banks	6,281,555	1.7
Electric Utilities	6,208,336	1.6
Restaurants	5,021,725	1.3
Automobile Manufacturers	4,956,732	1.3
Electrical Components & Equipment	4,765,751	1.3
Household Products	4,210,227	1.1
Distillers & Vintners	4,124,838	1.1
Diversified Capital Markets	3,997,659	1.1
Data Processing & Outsourcing Services	3,762,200	1.0
Photographic Products	3,745,930	1.0
Fertilizers & Agricultural Chemicals	3,639,989	1.0
Thrifts & Mortgage Finance	3,515,595	0.9
Movies & Entertainment	3,403,826	0.9
Hypermarkets & Super Centers	3,228,414	0.9
Aluminum	2,513,477	0.7
Airport Services	2,490,682	0.7
Paper Products	2,406,918	0.6
Food Retail	2,353,788	0.6
Life & Health Insurance	2,349,534	0.6
Brewers	2,218,414	0.6
Diversified Chemicals	2,079,425	0.5
Multi-line Insurance	2,069,154	0.5
Advertising	1,994,186	0.5
Environmental & Facilities Services	1,541,687	0.4
Consumer Electronics	1,536,923	0.4
Agricultural Products	725,348	0.2

	$362,127,933	96.0%

Item 2.  Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.  Exhibits.

(a)           A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)           A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Series Funds, Inc.

By:	/s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2005

By:	/s/ Phillip G. Goff
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: November 21, 2005